                   OppenheimerFunds, Inc.
                     498 Seventh Avenue
                  New York, New York 10018

June 19, 2003

VIA EDGAR
---------
Securities and Exchange Commission
SEC Filer Support
Mail Stop 0-7; Securities Operations Center
6432 General Green Way
Alexandria, VA 22312

Re:   Form  N-14  Registration  Statement/Proxy  Oppenheimer
      Select Managers QM Active Balanced Fund/Oppenheimer Multiple
      Strategies Fund

Dear Madam/Sir:

      Enclosed for filing with the  Securities  and Exchange
Commission  (the  "Commission")  under the Securities Act of
1933,  as  amended  (the  "1933  Act"),  is  a  Registration
Statement  on Form N-14 (the  "Registration  Statement")  of
Oppenheimer Multiple Strategies Fund (the "Registrant"),  an
open-end  investment  company.  The  Registration  Statement includes  the  prospectus  of the  Registrant  and the proxy statement of Oppenheimer  Select Managers QM Active Balanced
Fund,   a  separate   open-end   investment   company.   The
prospectus/proxy  statement  included  in  this  filing  had previously been filed with the Commission  (Registration No.
333-105374,  referred  to as the  "Previous  Filing") on May
19, 2003, which filing was withdrawn on June 19, 2003.

      The  prospectus and proxy  statement  included in this
filing  incorporates  the comments  given by the  Commission with  respect  to the  Previous  Filing.  We  plan to file a pre-effective  amendment to this  registration  statement to file the remaining items not included in this filing.

      We also will file separately,  a request to accelerate
the  effectiveness  of  this  registration/proxy   statement
pursuant to Rule 461 of the 1933 Act, seeking  effectiveness on June 30, 2003. The  solicitation  of  Oppenheimer  Select
Managers QM Active  Balanced Fund  shareholders  is expected to commence promptly thereafter.

      Thank you for your  attention to this  matter.  Please
contact me if you have any questions or comments.

                                          Sincerely,

                                          /s/ Peter E.Pisapia

                                    -------------------------------
                                          Assistant Vice President and
                                          Assistant Counsel
                                          T:(212) 323-0248
                                          Fax: (212)323-4071
                                          ppisapia@oppenheimerfunds.com

                                                  Registration No.

As filed with the Securities and Exchange Commission on June 20, 2003

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /

PRE-EFFECTIVE AMENDMENT NO.                                      /    /

POST-EFFECTIVE AMENDMENT NO.__                                    /   /

                     OPPENHEIMER MULTIPLE STRATEGIES FUND
              (Exact Name of Registrant as Specified in Charter)

              6803 South Tucson Way, Centennial, Colorado 80112
                   (Address of Principal Executive Offices)

                                 303-768-3200
                       (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
                   Senior Vice President & General Counsel
                            OppenheimerFunds, Inc.
                 498 Seventh Avenue, New York, New York 10018
                                (212) 323-0250
                   (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C and Class N
shares of Oppenheimer Multiple Strategies Fund.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940.
------------------------------------------------------------------------------
The Registrant hereby amends the Registration  statement on such date or dates as may be necessary to delay its  effective  date until the  Registrant  shall file a further  amendment  which  specifically  states that this  Registration
Statement shall  thereafter  become  effective in accordance with section 8(a)
of the  Securities  Act of 1933 or  until  the  Registration  Statement  shall become  effective on such date as the  Commission,  acting pursuant to Section
8(a), shall determine.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page
Cross-Reference Sheet

Part A

Proxy Statement for Oppenheimer Select Managers QM Active Balanced Fund and
Prospectus for Oppenheimer Multiple Strategies Fund

Exhibit A - Agreement and Plan of Reorganization between Oppenheimer Select
Mangers QM Active Balanced Fund and Oppenheimer Multiple Strategies Fund

Exhibit B - Principal Shareholders

Part B

Statement of Additional Information

Part C

Other Information
Signatures
Exhibits

             OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND
                  6803 South Tucson Way, Centennial CO 80112
                                1.800.708.7780

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD ON AUGUST 29, 2003

To the Shareholders of Oppenheimer Select Managers QM Active Balanced Fund:

Notice  is  hereby  given  that  a  Special  Meeting  of the  Shareholders  of
Oppenheimer   Select  Managers  QM  Active  Balanced  Fund  ("QMAB  Fund"),  a
registered  investment  management company,  will be held at 6803 South Tucson
Way, Centennial,  CO 80112 at 1:00 p.m., Mountain time, on August 29, 2003, or any adjournments thereof (the "Meeting"), for the following purposes:

1.    To approve an Agreement and Plan of Reorganization  between  Oppenheimer
Select  Managers  QM  Active  Balanced  Fund  ("QMAB  Fund")  and  Oppenheimer
Multiple  Strategies  Fund  ("MS  Fund'),  and the  transactions  contemplated thereby,  including (a) the transfer of all the assets of QMAB Fund to MS Fund in exchange  for Class A, Class B, Class C and Class N shares of MS Fund,  (b)
the  distribution  of these  shares of MS Fund to the  corresponding  Class A,
Class  B,  Class  C  and  Class  N  shareholders  of  QMAB  Fund  in  complete liquidation  of QMAB  Fund,  (c) the  cancellation  of the  outstanding  class shares of QMAB Fund and (d) the  liquidation of outstanding  Class Y shares of
QMAB Fund (all of the foregoing being referred to as the "Proposal").

2.    To  act  upon  such  other  matters  as may  properly  come  before  the
Meeting.

Shareholders  of record at the close of business on June 18, 2003 are entitled to  notice  of,  and to vote at,  the  Meeting.  The  Proposal  is more  fully discussed  in the Proxy  Statement  and  Prospectus.  Please read it carefully before telling us,  through your proxy or in person,  how you wish your shares to be voted.  The Board of  Trustees of QMAB Fund  recommends  a vote in favor of the  Proposal.  WE URGE YOU TO SIGN,  DATE  AND  MAIL  THE  ENCLOSED  PROXY
PROMPTLY.

By Order of the Board of Trustees,
      Robert G. Zack, Secretary
      July 7, 2003
------------------------------------------------------------------------------
Shareholders  who do not  expect  to  attend  the  Meeting  are  requested  to indicate  voting  instructions  on the  enclosed  proxy and to date,  sign and return it in the  accompanying  postage-paid  envelope.  To avoid  unnecessary duplicate mailings,  we ask your cooperation in promptly mailing your proxy no matter how large or small your holdings may be.

             OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND
                  6803 South Tucson Way, Centennial CO 80112
                                1.800.708.7780

                   COMBINED PROSPECTUS AND PROXY STATEMENT
                              DATED JULY 7, 2003

 Acquisition of the Assets of OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED
                                     FUND

   By and in exchange for Class A, Class B, Class C, and Class N shares of
                     OPPENHEIMER MULTIPLE STRATEGIES FUND

      This combined  Prospectus and Proxy Statement  solicits proxies from the shareholders  of Oppenheimer  Select  Managers QM Active  Balanced Fund ("QMAB
Fund") to be voted at a Special  Meeting of  Shareholders  (the  "Meeting") to
approve  the  Agreement  and  Plan  of  Reorganization  (the   "Reorganization
Agreement") and the transactions  contemplated thereby (the  "Reorganization")
between QMAB Fund and Oppenheimer  Multiple  Strategies Fund ("MS Fund"). This
combined Prospectus and Proxy Statement  constitutes the Prospectus of MS Fund and the Proxy  Statement  of QMAB Fund filed on Form N-14 with the  Securities
and  Exchange   Commission  ("SEC").  If  shareholders  vote  to  approve  the
Reorganization  Agreement and the Reorganization,  the net assets of QMAB Fund will be acquired by and in exchange  for shares of MS Fund.  The Meeting  will be held at the offices of  OppenheimerFunds,  Inc.  at 6803 South  Tucson Way,
Centennial,  CO 80112 at 1:00 p.m.,  Mountain  time, on August 29, 2003 or any adjournment  thereof.  The Board of Trustees of QMAB Fund is soliciting  these proxies on behalf of QMAB  Fund.  This  Prospectus  and Proxy  Statement  will first be sent to shareholders on or about July 14, 2003.

      If the shareholders vote to approve the  Reorganization  Agreement,  you will  receive  Class A shares of MS Fund equal in value to the value as of the
Valuation  Date (as defined in the Agreement and Plan of  Reorganization:  the business day preceding the Closing Date of the  Reorganization)  of your Class
A shares of QMAB  Fund;  Class B shares of MS Fund equal in value to the value as of the Valuation  Date of your Class B shares of QMAB Fund;  Class C shares of MS Fund equal in value to the value as of the Valuation  Date of your Class
C shares of QMAB  Fund;  and  Class N shares of MS Fund  equal in value to the value as of the  Valuation  Date of your Class N shares of QMAB Fund.  Class Y shares of QMAB Fund have been  liquidated.  QMAB Fund will then be  liquidated and  de-registered  under the Investment  Company Act of 1940 (the "Investment
Company Act").

MS  Fund's  investment  objective  is to seek  high  total  investment  return
consistent  with  preservation  of  principal.   MS  Fund  invests  in  equity
securities,  such as common  stocks of U.S and foreign  companies.  It invests in debt  securities,  including bonds and notes issued by domestic and foreign companies (which can include lower-grade,  high-yield securities),  securities
issued  or   guaranteed   by  the  U.S.   Government   and  its  agencies  and
instrumentalities,  including mortgage-related  securities (these are referred
to  as  "U.S.  Government  securities"),   and  debt  obligations  of  foreign
governments.  MS Fund also  invests  in money  market  instruments,  which are obligations  that have a maturity of 13 months or less,  including  short-term
U.S.   Government   securities,   corporate  and  bank  debt  obligations  and
commercial paper.

      This  Prospectus and Proxy Statement  gives  information  about Class A,
Class B,  Class C and Class N shares of MS Fund that you  should  know  before investing.  You  should  retain  it  for  future  reference.  A  Statement  of
Additional  Information  relating  to the  Reorganization  described  in  this
Prospectus and Proxy  Statement,  dated July 7, 2003 (the "Proxy  Statement of
Additional  Information")  has  been  filed  with  the  SEC  as  part  of  the
Registration  Statement  on Form N-14 (the  "Registration  Statement")  and is
incorporated  herein by reference.  You may receive a copy by written  request to  OppenheimerFunds  Services  free of charge  (the  "Transfer  Agent") or by
calling  the  toll-free   number   1.800.708.7780.   The  Proxy  Statement  of
Additional   Information  includes  the  following   documents:   (i)  audited
financial  statements  for the 12-month  period ended  September 30, 2002, and
financial   statements  for  the  six-month   period  ended  March  31,  2003,
respectively,  of MS Fund; (ii) audited financial  statements for the 12-month period ended  November 30, 2002,  and financial  statements  for the six-month period ended May 31, 2003 (to be filed upon  availability),  respectively,  of
QMAB Fund; (iii) MS Fund Statement of Additional  Information,  dated November
22, 2002, as  supplemented  February 12, 2003; and (iv) QMAB Fund Statement of
Additional Information.

      The  Prospectus of MS Fund,  dated  November 22, 2002,  as  supplemented
January 13, 2003, is attached to and considered a part of this  Prospectus and
Proxy Statement and is intended to provide you with information about MS Fund.

Mutual fund shares are not deposits or  obligations  of any bank,  and are not insured or  guaranteed by the Federal  Deposit  Insurance  Corporation  or any
other U.S.  government  agency.  Mutual fund shares involve  investment  risks including the possible loss of principal.

As with all  mutual  funds,  the SEC has not  approved  or  disapproved  these
securities  or  passed  upon  the  adequacy  of  this   Prospectus  and  Proxy
Statement.  Any representation to the contrary is a criminal offense.

This Prospectus and Proxy Statement is dated July 7, 2003.

                              TABLE OF CONTENTS
                   COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                          Page
                                                                          ----
Synopsis

   What am I being asked to vote on?............................................6
What are the general tax consequences of the Reorganization?....................7

   Comparisons of Some Important Features

How do the investment objectives and policies of the Funds compare?.............7
Who manages the Funds?..........................................................7

   What are the fees and expenses of each Fund and those expected after the
      Reorganization?...........................................................8
   Where can I find more financial information about the Funds?.................12
   What are the capitalizations of the Funds and what would the capitalizations be after the

         Purchases, Redemptions, Exchanges and other Shareholder
   Services.....................                                                21
         Dividends and Distributions............................................21
What are the Principal Risks of an Investment in QMAB Fund and MS Fund?.........21

Reasons for the Reorganization
Information about the Reorganization

   What should I know about Class A, Class B, Class C and Class N shares of
MS Fund?........................................................................25

Comparison of Investment Objectives and Policies
   Are there any significant differences between the investment objectives and strategies of

      the Funds?................................................................26
   What are the main risks associated with an investment in the

   How do the Account Features and Shareholder Services for the Funds

Voting Information
   How many votes are necessary to approve the Reorganization

Exhibit A - Agreement and Plan of Reorganization by and between Oppenheimer
Select
Managers QM Active Balanced Fund and Oppenheimer Multiple Strategies Fund
Exhibit B - Principal Shareholders
Enclosures:
Prospectus of Oppenheimer Multiple Strategies Fund dated November 22, 2002, as supplemented January 13, 2003
Semi-Annual Report of Oppenheimer Multiple Strategies Fund dated March 31,
2003 (available without charge upon request, by calling 1.800.708.7780).

                                   SYNOPSIS

      This is only a summary and is qualified in its entirety by the more detailed information contained in or incorporated by reference in this
Prospectus and Proxy Statement and by the Reorganization Agreement which is attached as Exhibit A.  Shareholders should carefully review this Prospectus and Proxy Statement and the Reorganization Agreement in their entirety and, in particular, the current Prospectus of MS Fund which accompanies this
Prospectus and Proxy Statement and is incorporated herein by reference.

                  If  shareholders  of QMAB Fund  approve the  Reorganization, the net  assets of QMAB Fund will be  transferred  to MS Fund,  in exchange  for an equal  value of shares of MS Fund.  The shares of
            MS Fund will then be  distributed  to QMAB Fund  shareholders  and
            QMAB Fund will be liquidated.  As a result of the  Reorganization, you will cease to be a shareholder  of QMAB Fund and will become a shareholder  of MS Fund.  For  federal  income tax  purposes,  the holding  period of your QMAB  shares  will be carried  over to the holding  period  for shares you  receive  in  connection  with the
            Reorganization.  This  exchange will occur on the Closing Date (as such term is defined in the Agreement  and Plan of  Reorganization attached hereto as Exhibit A) of the Reorganization."

What am I being asked to vote on?

      Your Fund's investment manager, OppenheimerFunds,  Inc. (the "Manager"), proposed to the Board of Trustees a  reorganization  of your Fund,  QMAB Fund, with  and  into  MS  Fund  so  that  shareholders  of  QMAB  Fund  may  become shareholders  of a  substantially  larger fund advised by the same  investment advisor with generally more favorable  long-term  performance,  and investment objectives  and policies  similar to those of their  current  Fund.  The Board considered the differences in investment  focus,  discussed  below.  The Board also  considered  the fact that the surviving fund has the potential for lower overall  operating  expenses.  In  addition,  the Board  considered  that both
Funds  have  Class  A,  Class B,  Class C and  Class N  shares  offered  under identical  sales  charge  arrangements.  The  Board  considered  that  Class Y shares of QMAB Fund would be  redeemed  by the record  date and will no longer be offered for sale.  The Board also  considered  that the  Reorganization  is expected to be a tax-free  reorganization,  and there would be no sales charge imposed in effecting the  Reorganization.  In addition,  due to the relatively moderate costs of the reorganization,  the Boards of both Funds concluded that neither Fund would experience dilution as a result of the Reorganization.

      A  reorganization  of QMAB Fund with and into MS Fund is  recommended by the  Manager  based  on the fact  that  both  funds  have  similar  investment practices and industry sector weightings.

      At a meeting held on April 28, 2003,  the Board of Trustees of QMAB Fund approved a reorganization  transaction that will, if approved by shareholders, result in the transfer of the net assets of QMAB Fund to MS Fund,  in exchange for an equal  value of shares of MS Fund.  The  shares of MS Fund will then be distributed  to QMAB Fund  shareholders  and QMAB Fund  will  subsequently  be liquidated.  As a  result  of  the  Reorganization,  you  will  cease  to be a shareholder  of QMAB  Fund and  will  become a  shareholder  of MS Fund.  This exchange  will  occur on the  Closing  Date (as such  term is  defined  in the
Agreement  and Plan of  Reorganization  attached  hereto as  Exhibit A) of the
Reorganization.

      Approval of the Reorganization  means you will receive Class A shares of
MS Fund equal in value to the value as of the  Valuation  Date of your Class A shares of QMAB Fund;  Class B shares of MS Fund equal in value to the value as of the Valuation  Date of your Class B shares of QMAB Fund;  Class C shares of
MS Fund equal in value to the value as of the  Valuation  Date of your Class C shares  of QMAB  Fund;  and  Class N shares  of MS Fund  equal in value to the value as of the Valuation  Date of your Class N shares of QMAB Fund. All Class
Y shares of QMAB Fund will be  redeemed  by the record date and will no longer be  offered  for sale.  The  shares  you  receive  will be issued at net asset value  without a sales  charge or the payment of a contingent  deferred  sales charge  ("CDSC"),  although if your shares of QMAB Fund are subject to a CDSC, your MS Fund  shares will  continue to be subject to the same CDSC  applicable to your  shares,  and the period  during  which you held your QMAB Fund shares will  carryover  to your MS Fund shares for purposes of  determining  the CDSC holding period.

      For the  reasons  set  forth  in the  "Reasons  for the  Reorganization"
section,  the Board of QMAB Fund has determined that the  Reorganization is in the best interests of the shareholders of QMAB Fund.

                THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
             TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is  expected  that  shareholders  of QMAB Fund who are U.S.  citizens will not  recognize  any gain or loss for federal  income tax  purposes,  as a result of the  exchange  of their  shares for shares of MS Fund.  You  should, however,  consult  your tax  advisor  regarding  the  effect,  if any,  of the
Reorganization  in light of your  individual  circumstances.  You should  also consult your tax advisor about state and local tax  consequences.  For further information about the tax consequences of the  Reorganization,  please see the
"Information  About the  Reorganization--What  are the Tax  Consequences of the
Reorganization?"

                    Comparisons of Some Important Features

How do the investment objectives and policies of the Funds compare?

      QMAB Fund seeks  income  and  long-term  growth of  capital  and MS Fund seeks high total investment  return consistent with preservation of principal.
QMAB  Fund is a  balanced  fund  which  means  its  investments  normally  are allocated among equity and debt securities and money market instruments.

      In seeking their investment objectives,  QMAB Fund and MS Fund utilize a similar investing  strategy.  Both Funds invest primarily in a wide variety of equity securities, debt securities and money market instruments.

      Please refer to the Annual Reports of both Funds for a complete  listing of the investments for each Fund.

Who Manages the Funds?

     The  day-to-day  management of the business and affairs of each Fund is the responsibility of the Manager,  however QMAB Fund also utilizes  sub-advisers to manage the investment and  reinvestment  of the assets.  MS Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest,  organized as a Massachusetts business trust. Its predecessor  fund, OMC Growth & Income Trust, was organized on September 29,
1983. OMC Growth & Income Trust commenced operations in September 1983. QMAB
Fund is an open-end,  management  investment company with an unlimited number of authorized shares of beneficial  interest organized as a Massachusetts  business trust on November 10, 2000. It commenced  operations on February 16, 2001.  Both
Funds are governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders under Massachusetts law. Both Funds are located at
6803 South Tucson Way, Centennial, CO 80112.

      The Manager,  located at 498 Seventh  Avenue,  New York, New York 10018, acts as  investment  advisor to both Funds.  QMAB Fund's assets are managed by a sudadviser.

      MS Fund is managed by a team of individuals  from the Manager's  growth,
value,  global,  high  grade  and  high  yield  investment  departments.   The
portfolio  management  team is primarily  responsible for the selection of the
Fund's portfolio securities.

      The portfolio  managers for QMAB Fund are Michael  Lenarcic and John Van
Belle.  Both Mr.  Lenarcic  and Mr.  Van  Belle  are  employed  by  Prudential
Investment  Management,  the  Fund's  sub-advisor.  They have been the  Fund's portfolio managers since February 8, 2002.

      Additional  information  about the Funds  and the  Manager  is set forth below in "Comparison of Investment Objectives and Policies."

What are the Fees and Expenses of each Fund and those expected after the
Reorganization?

      QMAB Fund and MS Fund each pay a variety of expenses directly for management of their assets, administration, distribution of their shares and other services.  Those expenses are subtracted from each Fund's assets to calculate the Fund's net asset value per share.  Shareholders pay these expenses indirectly.  Shareholders for both Funds pay other expenses directly, such as sales charges.

      The following tables are provided to help you understand and compare the fees and expenses of investing in shares of QMAB Fund with the fees and expenses of investing in shares of MS Fund.  The pro forma expenses of the surviving MS Fund show what the fees and expenses are expected to be after giving effect to the Reorganization.  All amounts shown are a percentage of each class of shares of the Funds.

                             PRO FORMA FEE TABLE
                    For the 12 month period ended 3/31/03
------------------------------------------------------------------------------------
                                                                Pro Forma
                       QMAB Fund           MS Fund              Surviving MS Fund
                       Class A shares      Class A Shares       Class A shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           5.75%               5.75%                5.75%
(as a
 %  of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)           None1               None1                None1
(as a % of the lower
of the original
offering price or
redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees               0.95%               0.72%                0.72%
------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          0.02%               0.20%                0.20%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5               0.64%               0.20%                0.20%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Fund Operating
Expenses                      1.61%               1.12%                1.12%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                Pro Forma
                       QMAB Fund           MS Fund              Surviving MS Fund
                       Class B shares      Class B Shares       Class B shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           None                 None                None
(as a  %  of offering
price)
------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)            5%2                 5%2                  5%2
(as a % of the lower
of the original
offering price or
redemption proceeds)
------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees               0.95%               0.72%                0.72%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          1.00%               1.00%                1.00%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5               0.56%               0.31%                0.31%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Total Fund Operating
Expenses                      2.51%               2.03%                2.03%

------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                               Pro Forma
                       QMAB Fund           MS Fund             Surviving MS Fund
                       Class C Shares       Class C Shares     Class C Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           None                None                None
(as a  %  of offering
price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)            1%3                 1%3                 1%3
(as a % of the lower
of the original
offering price or
redemption proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Management Fees               0.95%               0.72%               0.72%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          1.00%               1.00%               1.00%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Other Expenses5               0.36%               0.25%               0.25%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Fund Operating
Expenses                      2.31%               1.97%               1.97%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       QMAB Fund           MS Fund              Surviving MS Fund
                       Class N shares      Class N Shares       Class N shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           None                 None                None
(as a  %  of offering
price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)            1%4                 1%4                 1%4
(as a % of the lower
of the original
offering price or
redemption proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Management Fees               0.95%               0.72%               0.72%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          0.50%               0.50%               0.50%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Other Expenses5               0.35%               0.36%               0.36%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Fund Operating
Expenses                      1.80%               1.58%               1.58%
-----------------------------------------------------------------------------------
Note:  Expenses may vary in future years.
1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares.  See "How to Buy Shares" in each Fund's Prospectus.
2. Applies to redemptions within the first year after purchase.  The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.

3.    "Other Expenses" include transfer agent fees and custodial, accounting and legal expenses.  The Transfer Agent has voluntarily undertaken to the
   Funds to limit the transfer agent fees to 0.25% of average daily net assets per fiscal year for Class Y shares and 0.35% of average daily net assets per fiscal year for all other classes.  With that expense assumption and the transfer agent waiver, 5. "Total Annual Operating
   Expenses" for QMAB Fund were 2.25% for Class B, 2.25% for Class C, 1.75%
   for Class N and 1.19% for Class Y.  Class A is unchanged. After the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses"
   for MS Fund as percentages of average daily net assets were unchanged for all classes. With that expense assumption and the transfer agent waiver,
   "Total Annual Operating Expenses" for the combined funds were 1.96% for
   Class Y. Class A, B, C and N are unchanged.

Examples

      The examples below are intended to help you compare the cost of investing in each Fund and the proposed surviving MS Fund.  These examples assume that you invest $10,000 for the time periods indicated, an annual return for each class of 5%, the operating expenses described above and reinvestment of your dividends and distributions.

      Your actual costs may be higher or lower because expenses will vary over time.  For each $10,000 investment, you would pay the following projected expenses if you sold your shares after the number of years shown or held your shares for the number of years shown without redeeming, according to the following examples.

                           12 Months Ended 3/31/03
                           -----------------------

                                  QMAB Fund
--------------------------------------------------------------------------------
If shares are redeemed:    1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $729        $1,054        $1,401         $2,376
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $754        $1,082        $1,535        $2,4211
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $334         $721         $1,235         $2,646
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $283         $566          $975          $2,116
--------------------------------------------------------------------------------

                                  QMAB Fund
--------------------------------------------------------------------------------
If shares are not          1 year       3 years       5 years       10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $729        $1,054        $1,401         $2,376
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $254         $782         $1,335        $2,4211
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $234         $721         $1,235         $2,646
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $183         $566          $975          $2,116
--------------------------------------------------------------------------------

                                   MS Fund
--------------------------------------------------------------------------------
If shares are redeemed:    1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $683         $911         $1,156         $1,860
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $706         $937         $1,293        $1,9081
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $300         $618         $1,062         $2,296
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $261         $499          $860          $1,878
--------------------------------------------------------------------------------

                                   MS Fund
--------------------------------------------------------------------------------
If shares are not          1 year       3 years       5 years       10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $683         $911         $1,156         $1,860
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $206         $637         $1,093        $1,9081
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $200         $618         $1,062         $2,296
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $161         $499          $860          $1,878
--------------------------------------------------------------------------------

                         Pro Forma Surviving MS Fund
--------------------------------------------------------------------------------
If shares are redeemed:    1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $683         $911         $1,156         $1,860
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $706         $937         $1,293        $1,9081
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $300         $618         $1,062         $2,296
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $261         $499          $860          $1,878
--------------------------------------------------------------------------------

                         Pro Forma Surviving MS Fund
--------------------------------------------------------------------------------
If shares are not          1 year       3 years       5 years       10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $683         $911         $1,156         $1,860
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $206         $637         $1,093        $1,9081
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $200         $618         $1,062         $2,296
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $161         $499          $860          $1,878
--------------------------------------------------------------------------------
In the "If shares are  redeemed"  example,  expenses  include  the  initial sales  charge  for Class A and the  applicable  Class B, Class C or Class N contingent  deferred  sales  charge.  In the "If shares  are not  redeemed"
example,  the Class A expenses include the initial sales charge,  but Class
B, Class C and Class N expenses  do not  include  the  contingent  deferred sales charge.
1 Class B expenses  for years 7 through  10 are based on Class A  expenses, since Class B shares automatically convert to Class A after 6 years.

            Where can I find more financial information about the Funds?

                  Performance  information  for both MS Fund and QMAB  Fund is set forth in each Fund's  Prospectus under the section "The Fund's
            Past   Performance."   MS  Fund's   Prospectus   accompanies  this
            Prospectus and Proxy Statement and is incorporated by reference.

                  The  financial   statements   of  MS  Fund  and   additional
            information  with  respect  to its  performance  during its fiscal year ended  September 30, 2002,  including a discussion of factors that  materially  affected its  performance  and  relevant  market conditions  during  that  fiscal  year,  is set forth in MS Fund's audited financial  statements dated as of September 30, 2002, that are included in the Proxy Statement of Additional  Information and
            incorporated  herein by reference.  These  documents are available upon request.  See section entitled "Information About MS Fund."

                  The  financial   statements  of  QMAB  Fund  and  additional
            information  with  respect  to the Fund's  performance  during its fiscal year ended  November  30, 2002,  including a discussion  of factors  that  materially  affected its  performance  and relevant market  conditions  during that fiscal year,  is set forth in QMAB
            Fund's  Annual  Report  dated as of  November  30,  2002,  that is included in the Proxy  Statement  of  Additional  Information  and
            incorporated  herein by reference.  These  documents are available upon request.  See section entitled "Information About QMAB Fund."

What are the  capitalizations  of the Funds and what would the  capitalization be after the Reorganization?

      The following table sets forth the  capitalizations  (unaudited) of QMAB
Fund and MS Fund and indicates  the pro forma  combined  capitalization  as of
March 31, 2003 as if the Reorganization had occurred on that date.

As of April 30,  2003 the  value of the  assets of QMAB Fund was less than 10%
of the value of the assets of MS Fund.
                                                                  Net Asset
                                                Shares                  Value
                              Net Assets        Outstanding       Per Share
QMAB Fund
      Class A                $4,787,027           594,325          $8.05
      Class B               $   545,378            68,232          $7.99
      Class C               $   593,823            74,093          $8.01
      Class N               $   456,131            56,669          $8.05
      Class Y            $          812               100          $8.12
      TOTAL                  $6,383,171           793,419

MS Fund
      Class A              $494,484,889        45,083,558         $10.97
      Class B             $  54,404,880         5,019,843         $10.84
      Class C             $  36,047,450         3,313,615         $10.88
      Class N            $    1,378,267           126,175         $10.92
TOTAL $586,315,486           53,543,191
MS Fund
(Pro Forma Surviving Fund)
      Class A              $499,271,916        45,520,005         $10.97
      Class B             $  54,950,258         5,070,164         $10.84
      Class C             $  36,641,273         3,368,201         $10.88
      Class N            $    1,834,398           167,932         $10.92
      TOTAL                $592,697,845        54,126,302

                  *Reflects  the  issuance of 436,447  Class A shares,  50,321
            Class B shares,  54,586  Class C shares and 41,757  Class N shares of MS Fund in a  tax-free  exchange  for  the net  assets  of QMAB
            Fund, aggregating $6,383,171.

            How have the Funds performed?

                  The following past performance  information for each Fund is set  forth  below,  and for  earlier  periods,  in its  respective
            Prospectus:  (i) a bar chart  detailing  annual  total  returns of
            Class A shares  of each Fund as of  December  31st for each of the ten most recent  full  calendar  years (for QMAB Fund,  since that
            Fund's  inception);  and  (ii) a table  showing  how  the  average annual total returns of the Funds'  shares,  both before and after taxes,  compare  to  those  of  broad-based  market  indices.  The after-tax  returns  are  shown  for  Class A  shares  only and are
            calculated  using  the  historical   highest   individual  federal
            marginal income tax rates in effect during the periods shown,  and do not  reflect  the  impact of state or local  taxes.  In certain
            cases,   the   figure   representing   "Return   After   Taxes  on
            Distributions  and Sale of Fund  Shares"  may be  higher  than the other  return  figures  for the same  period.  A higher  after-tax return  results  when a capital  loss occurs upon  redemption  and translates  into  an  assumed  tax  deduction  that  benefits  the
            shareholder.   The  after-tax  returns  are  calculated  based  on
            certain  assumptions   mandated  by  regulation  and  your  actual
            after-tax  returns may differ from those shown,  depending on your individual  tax situation.  The after-tax  returns set forth below are not relevant to investors  who hold their Fund shares  through tax-deferred  arrangements  such  as  401(k)  plans  or IRAs or to institutional  investors  not  subject to tax.  Each  Funds'  past
            investment   performance,   before   and  after   taxes,   is  not
            necessarily  an  indication  of how each Fund will  perform in the future.

                  Calendar  year average  annual  total  returns for the Funds for the periods ended December 31, 2002, are as follows:

[See appendix to Prospectus and Proxy  statement for data in bar chart showing annual total returns for Oppenheimer Select Managers QM Active Balanced Fund.]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.

For the period from 1/1/03 through  3/31/03,  the  cumulative  return for QMAB
Fund (not annualized)  before taxes for Class A shares was -1.35%.  During the period  shown in the bar chart,  the  highest  return for  Oppenheimer  Select
Managers QM Active Balanced Fund (not annualized)  before taxes for a calendar quarter was 5.21% (4th Qtr'02) and the lowest return (not  annualized)  before taxes for a calendar quarter was -11.11% (3rdQtr'02).

[See appendix to Prospectus and Proxy  statement for data in bar chart showing annual total returns for Oppenheimer Multiple Strategies Fund.]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.

For the period from 1/1/03 through 3/31/03,  the cumulative return for MS Fund
(not  annualized)  before  taxes for Class A shares  was  -1.12%.  During  the period shown in the bar chart,  the highest  return for  Oppenheimer  Multiple
Strategies  Fund (not  annualized)  before  taxes for a calendar  quarter  was
11.15%  (4thQtr'98) and the lowest return (not annualized)  before taxes for a calendar quarter was -11.03% (3rdQtr'01).

            Average  annual total  returns for the Funds for the periods ended
            December 31, 2002 are as follows:

----------------------------------------------------------------------------------

QMAB Fund                                1 Year       5 Years
                                                    (or life of
                                                  class, if less)

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class A Shares (inception 2/16/01)      -17.47%
  Return Before Taxes
  Return After Taxes on Distributions                 -12.08%
  Return After Taxes on Distributions   -17.82%       -12.47%
  And Sale of Fund Shares               -10.64%       -9.73%

----------------------------------------------------------------------------------

S&P 500 Index  (reflects  no  deduction
for  fees,  expenses  or  taxes)  (from
2/28/01)                                 -22.09%      -15.80%

----------------------------------------------------------------------------------

Lehman Brothers Government/Credit Bond
Index (reflects no deduction for fees,
expenses or taxes) (from 2/28/01)         9.84%        8.76%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class B Shares (inception 2/16/01)       -17.46%      -11.93%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class C Shares (inception 2/16/01)       -14.01%       -9.98%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class N Shares (inception 3/1/01)        -13.49%       -8.46%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class Y Shares (inception 2/16/01)       -12.32%       -9.09%

---------------------------------------------------------------------------------

----------------------------------------------------------------------------------

MS Fund                            1 Year    5 Years    10 Years (or
                                                           life of
                                                          class, if
                                                            less)

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class A Shares (inception         -15.75%     1.57%
4/24/87)
  Return Before Taxes
  Return After Taxes on
  Distributions
  Return After Taxes on                                     7.69%
  Distributions                   -16.57%     -0.69%        4.99%
  And Sale of Fund Shares          -9.57%     0.63%         5.30%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

S&P 500 Index (from 12/31/92)     -22.09%     -0.58%        9.34%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Lehman Brothers Aggregate Bond     10.25%     7.55%         7.51%
Index (reflects no deduction for
fees, expenses or taxes)(from
12/31/92)

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class B Shares (inception         -15.73%     1.65%         6.39%
8/29/95)

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class C Shares (inception12/1/93) -12.22%     1.93%         6.76%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class N Shares (inception 3/1/01) -11.83%     -6.78%         N/A

----------------------------------------------------------------------------------

Average  annual total returns for the Funds for the periods ended March 31, 2003 are as follows:

---------------------------------------------------------------------------------

QMAB Fund                               1 Year       5 Years
                                                   (or life of
                                                    class, if
                                                 less)1

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares (inception 2/16/01)    -19.18%        -11.31%
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on
  Distributions And Sale of Fund      -19.52%        -11.65%
  Shares                              -11.77%        -9.07%

---------------------------------------------------------------------------------

S&P 500 Index  (reflects no deduction
for fees,  expenses  or taxes)  (from
2/28/01                                -24.75%       -3.76%

---------------------------------------------------------------------------------

Lehman Brothers Government/Credit
Bond Index (reflects no deduction
for fees, expenses or taxes) (from
2/28/01)                                11.74%        8.45%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares (inception 2/16/01)     -19.03%       -10.80%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares (inception 2/16/01)     -15.64%       -9.49%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N Shares (inception 3/1/01)      -15.10%       -8.08%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class Y Shares (inception 2/16/01)     -13.83%       -8.54%

---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

MS Fund                         1 Year  5 Years 2       10 Years
                                                      (or life of
                                                       class, if
                                                         less)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares (inception      -17.15%     -0.06%        7.07%
4/24/87)
  Return Before Taxes
  Return After Taxes on
  Distributions
  Return After Taxes on                    -2.25%
  Distributions                -17.88%     -0.64%        4.40%
  And Sale of Fund Shares      -10.52%                   4.79%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

S&P 500 Index (from 3/31/93)   -24.75%     -3.76%        8.53%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lehman Brothers Aggregate       11.69%      7.51%        7.23%
Bond Index (reflects no
deduction for fees, expenses
or taxes) (from 3/31/93)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares (inception      -17.19%      0.00%        6.02%
8/29/95)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares                 -13.71%      0.30%        6.43%
(inception12/1/93)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N Shares (inception      -13.46%     -6.58%         N/A
3/1/01)

---------------------------------------------------------------------------------

QMAB Fund's average  annual total returns  include  applicable  sales charges:
for Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the  contingent  deferred  sales charge of 5% (1-year) and 4% (life of class);
and for Class C and Class N, the 1% contingent  deferred  sales charge for the
1-year period.  There is no sales charge for Class Y. The returns  measure the performance  of a  hypothetical  account  and assume  that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  The performance  of the Fund's  Class A shares is  compared  to the S&P 500(R)Index and the Lehman Brothers  Government/Credit  Bond Index.  The S&P 500(R)Index is
an unmanaged  index of equity  securities and the Lehman  Brothers  Government
/Credit  Bond  Index is an  unmanaged  index  of  intermediate  and  long-term government  and  investment  grade  corporate  debt  securities.  The indices'
performance  includes  reinvestment of income but does not reflect transaction costs,  expenses or taxes. The Fund will have investments that vary from those in the indices.

MS Fund's average annual total returns include  applicable sales charges:  for
Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the contingent  deferred  sales  charge of 5% (1-year)  and 2% (5 years);  and for
Class C, the 1%  contingent  deferred  sales  charge  for the  1-year  period.
Because  Class B shares  convert to Class A shares 72 months  after  purchase,
Class B "life-of-class"  performance does not include any contingent  deferred sales charge and uses Class A  performance  for the period  after  conversion.
The returns measure the performance of a hypothetical  account and assume that all  dividends  and  capital  gains  distributions  have  been  reinvested  in additional  shares.  The  performance of the Fund's Class A shares is compared to the S&P 500(R)Index, an unmanaged index of U.S.  equity  securities,  and to the  Lehman  Brothers  Aggregate  Bond  Index,  an  unmanaged  index  of  U.S.
corporate,  government and mortgage-backed  securities. The performance of the indices  includes  reinvestment  of income  but does not  reflect  transaction costs,  expenses, or taxes. The Fund's investments vary from the securities in the indices.

     How has Multiple  Strategies  Fund Performed?  - Below is a discussion,  by
OppenheimerFunds,  Inc., of Multiple  Strategies Fund's  performance  during its fiscal year ended  September  30, 2002,  followed by a graphical  comparison  of
Multiple  Strategies  Fund's  performance to an appropriate  broad-based  market indices.

     Management's  Discussion of Performance - During Multiple Strategies Fund's
fiscal year that ended  September  30,  2002,  Oppenheimer  Multiple  Strategies
Fund's Class A performance (-13.83% after taking sales charges into account) was strongly  influenced  by  changing  economic  and market  conditions.  Prices of interest  rate-sensitive  bonds  rallied in the low  interest  rate-environment, offsetting losses among high yield  fixed-income  securities and emerging market bonds.  In the stock  portfolio,  Multiple  Strategies  Fund  benefited from its holdings of small- and mid-cap  stocks,  which generally  performed  better than their  large-cap  counterparts.  Multiple  Strategies  also  benefited  from the portfolio  manager's  decision to emphasize  the value style of  investing  over other investment  approaches.  Multiple Strategies Fund's portfolio holdings and allocations are subject to change.

1 The Average annual total returns for QMAB Fund for a 2 Year period ended March
31, 2003 were as follows: Class A Shares (inception 2/16.01) Return Before Taxes was -8.82%, Class A Shares Return After Taxes on Distributions was -9.19%, Class
A Shares Return After Taxes on Distribution  and Sale of Fund Shares was -7.15%,
S&P 500 Index (from 2/28/01) was -13.15%, Lehman Brothers  Government/Credit
Bond Index (from  2/28/01)  was 8.40%,  Class B Shares  (inception  2/16/01) was
-8.68%, Class C Shares (inception 2/16/01) was -6.78%, Class N Shares (inception
3/1/01) was -6.32%, and Class Y Shares (inception 2/16/01) was -5.85%.

2 The Average  annual total  returns for MS Fund for a 2 Year period ended March
31, 2003 were as follows: Class A Shares (inception 4/24/87) Return Before Taxes was -7.46%, Class A Shares Return After Taxes on Distributions was -8.63%, Class
A Shares Return After Taxes on Distribution  and Sale of Fund Shares was -6.29%,
S&P 500 Index (from  3/31/93) was -13.15%,  Lehman  Brothers  Aggregate Bond
Index (from 3/31/93) was 8.47%,  Class B Shares (inception  8/29/95) was -7.28%,
Class C Shares  (inception  12/1/93) was -5.47%,  and Class N Shares  (inception
3/1/01) was -5.12%.

     Comparing Multiple Strategies Fund's Performance to the Market - The graphs that follow show the performance of a hypothetical  $10,000  investment in Class
A, Class B, Class C and Class N shares of  Multiple  Strategies  Fund held until
September 30, 2002. In the case of Class A shares,  performance is measured over a ten-year period.  In the case of Class B shares,  performance is measured from inception  of the  class on  August  29,  1995.  In the case of Class C  shares, performance  is measured from inception of the class on December 1, 1993. In the case of Class N shares,  performance  is measured from inception of the class on
March 1, 2001. Multiple Strategies Fund's performance  reflects the deduction of the 5.75% maximum initial sales charge on Class A shares, the 5% (1-year) and 2%
(5-year)  applicable  contingent  deferred  sales charge for Class B, and the 1%
(1-year)  contingent  deferred sales charge for Class C and Class N shares.  The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.

          Because  Multiple  Strategies  Fund invests in a variety of equity and fixed-income securities, Multiple Strategies Fund's performance is compared to the performance of two indices:  (i) the Standard & Poor's (S&P)
     500 Index, a broad-based  index of equity  securities  widely regarded as a general measure of the performance of the U.S.  equity  securities  market;
     and (ii) the Lehman  Brothers  Aggregate Bond Index,  an unmanaged index of
     U.S. Government Treasury and agency issues, investment grade corporate bond issues  and  fixed-rate  mortgage-backed  securities.  That index is widely regarded as a measure of the  performance  of the domestic debt  securities market.

          Index performance  reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction  costs, and none of the data in the  graphs  that  follow  shoes  the  effect  of  taxes.  Multiple
     Strategies  Fund's  performance  reflects the effects of Fund  business and operating  expenses.  While  index  comparisons  may be useful to provide a benchmark for Multiple Strategies Fund's performance, it must be noted that
     Multiple Strategies Fund's investments are not limited to the securities or countries in the indices.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Multiple Strategies Fund (Class A), S&P 500 Index and Lehman Brothers
Aggregate Bond Index.

[Line Graph]

---------------------------------------------------------------------------------

       Date       Value of Investment in    S&P 500 Index      Lehman Brothers
                                                               Aggregate Bond
                           Fund                                     Index

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/1993            $9,425               $10,000             $10,000

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/1993            $9,690               $10,048             $10,265

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/1993            $10,092              $10,307             $10,533

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1993            $10,465              $10,545             $10,539

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/1994            $10,133              $10,146             $10,237

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/1994            $10,036              $10,189             $10,132

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/1994            $10,492              $10,686             $10,193

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1994            $10,299              $10,684             $10,232

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/1995            $10,988              $11,723             $10,748

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/1995            $11,699              $12,841             $11,403

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/1995            $12,371              $13,860             $11,627

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1995            $12,646              $14,694             $12,122

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/1996            $13,159              $15,483             $11,907

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/1996            $13,541              $16,177             $11,975

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/1996            $14,065              $16,677             $12,196

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1996            $14,825              $18,066             $12,562

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/1997            $14,929              $18,551             $12,492

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/1997            $16,280              $21,787             $12,951

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/1997            $17,647              $23,418             $13,381

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1997            $17,459              $24,091             $13,775

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/1998            $18,719              $27,449             $13,989

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/1998            $18,765              $28,360             $14,316

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/1998            $16,816              $25,545             $14,921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1998            $18,690              $30,980             $14,972

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/1999            $18,921              $32,523             $14,897

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/1999            $20,335              $34,812             $14,767

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/1999            $19,555              $32,643             $14,867

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1999            $20,671              $37,497             $14,849

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/2000            $21,848              $38,355             $15,176

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/2000            $22,002              $37,337             $15,441

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/2000            $22,157              $36,975             $15,906

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/2000            $22,030              $34,084             $16,575

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/2001            $21,792              $30,045             $17,078

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/2001            $23,096              $31,803             $17,174

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/2001            $20,547              $27,136             $17,966

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/2001            $22,401              $30,036             $17,975

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/2002            $22,525              $30,119             $17,991

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/2002            $20,864              $26,086             $18,656

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/2002            $18,785              $21,582             $19,511

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/2002            $20,025              $23,400             $19,818

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/2003            $19,801              $22,663             $20,094

---------------------------------------------------------------------------------

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
            Multiple  Strategies  Fund  (Class  B),  S&P 500 Index and  Lehman
            Brothers Aggregate Bond Index.

            [Line Graph]

---------------------------------------------------------------------------------

       Date       Value of Investment in    S&P 500 Index      Lehman Brothers
                                                               Aggregate Bond
                           Fund                                     Index

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    08/29/1995            $10,000              $10,000             $10,000

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/1995            $10,241              $10,422             $10,097

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1995            $10,444              $11,049             $10,528

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/1996            $10,825              $11,642             $10,341

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/1996            $11,113              $12,163             $10,400

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/1996            $11,526              $12,540             $10,592

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1996            $12,121              $13,584             $10,910

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/1997            $12,176              $13,949             $10,849

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/1997            $13,246              $16,382             $11,247

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/1997            $14,332              $17,609             $11,621

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1997            $14,143              $18,114             $11,963

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/1998            $15,144              $20,639             $12,149

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/1998            $15,140              $21,324             $12,433

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/1998            $13,544              $19,208             $12,959

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1998            $15,020              $23,295             $13,002

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/1999            $15,176              $24,455             $12,938

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/1999            $16,275              $26,175             $12,824

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/1999            $15,623              $24,545             $12,911

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1999            $16,482              $28,194             $12,895

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/2000            $17,379              $28,840             $13,180

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/2000            $17,468              $28,074             $13,409

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/2000            $17,545              $27,802             $13,814

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/2000            $17,426              $25,628             $14,395

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/2001            $17,195              $22,592             $14,831

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/2001            $18,187              $23,913             $14,915

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/2001            $16,166              $20,404             $15,603

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/2001            17,624               $22,584             $15,610

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/2002            17,722               $22,647             $15,625

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/2002            16,415               $19,614             $16,202

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/2002            14,780               $16,228             $15,944

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/2002            15,755               $17,595             $17,211

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/2003            15,579               $17,041             $17,450

---------------------------------------------------------------------------------

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
            Multiple  Strategies  Fund  (Class  C),  S&P 500 Index and  Lehman
            Brothers Aggregate Bond Index.

            [Line Graph]

---------------------------------------------------------------------------------

       Date       Value of Investment in    S&P 500 Index      Lehman Brothers
                                                               Aggregate Bond
                           Fund                                     Index

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/01/1993            $10,000              $10,000             $10,000

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1993            $10,219              $10,121             $10,054

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/1994            $9,865                $9,738             $9,766

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/1994            $9,746                $9,778             $9,665

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/1994            $10,171              $10,256             $9,724

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1994            $9,963               $10,254             $9,761

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/1995            $10,604              $11,251             $10,253

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/1995            $11,261              $12,324             $10,878

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/1995            $11,892              $13,302             $11,092

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1995            $12,124              $14,103             $11,564

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/1996            $12,591              $14,859             $11,359

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/1996            $12,925              $15,525             $11,424

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/1996            $13,403              $16,005             $11,635

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1996            $14,101              $17,338             $11,984

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/1997            $14,164              $17,804             $11,917

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/1997            $15,415              $20,910             $12,355

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/1997            $16,676              $22,476             $12,765

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1997            $16,468              $23,121             $13,141

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/1998            $17,618              $26,344             $13,345

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/1998            $17,625              $27,218             $13,657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/1998            $15,771              $24,517             $14,235

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1998            $17,481              $29,733             $14,283

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/1999            $17,662              $31,214             $14,212

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/1999            $18,951              $33,410             $14,087

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/1999            $18,180              $31,329             $14,183

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/1999            $19,176              $35,987             $14,165

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/2000            $20,231              $36,811             $14,478

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/2000            $20,320              $35,833             $14,730

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/2000            $20,424              $35,486             15,174

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/2000            $20,271              $32,712             15,812

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/2001            $20,018              $28,836             16,292

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/2001            $21,168              $30,522             16,384

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/2001            $18,790              $26,044             17,139

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/2001            $20,441              $28,827             17,147

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/2002            $20,525              $28,906             17,163

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/2002            $18,976              $25,036             17,797

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/2002            $17,036              $20,713             18,613

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/2002            $18,122              $22,458             18,906

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/2003            $17,888              $21,751             19,169

---------------------------------------------------------------------------------

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
            Multiple  Strategies  Fund  (Class  N),  S&P 500 Index and  Lehman
            Brothers Aggregate Bond Index.

            [Line Graph]

---------------------------------------------------------------------------------

       Date       Value of Investment in    S&P 500 Index      Lehman Brothers
                                                               Aggregate Bond
                           Fund                                     Index

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/01/2001            $10,000              $10,000             $10,000

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/2001            $9,640                $9,367             $10,050

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/2001            $10,197               $9,915             $10,107

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/2001            $9,070                $8,460             $10,573

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/2001            $9,876                $9,364             $10,578

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/2002            $9,930                $9,390             $10,588

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    06/30/2002            $9,190                $8,132             $10,979

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    09/30/2002            $8,266                $6,728             $11,482

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    12/31/2002            $8,793                $7,295             $11,663

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    03/31/2003            $8,678                $7,065             $11,825

---------------------------------------------------------------------------------

            What are other Key Features of the Funds?

                  The  description  of certain key features of the Funds below is  supplemented  by  each  Fund's  Prospectus  and  Statement  of
            Additional Information, which are incorporated by reference.

      Investment  Management and Fees - Under each Fund's investment  advisory agreement,  the Fund pays the Manager an  advisory  fee at an annual rate that declines on additional assets as the Fund grows.

---------------------------------------------------------------------------------------
                 QMAB Fund                                    MS Fund
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
0.95% of the first $300 million of average   0.75% of the first $200 million of
annual net assets,                           average annual net assets,
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

0.90% of average annual net assets in      0.72% of the next $200 million,
excess of $300 million.

---------------------------------------------------------------------------------------
                                          -------------------------------------------

                                          0.69% of the next $200 million,

                                          -------------------------------------------
                                          -------------------------------------------
                                          0.66% of the next $200 million,
                                          -------------------------------------------
                                          -------------------------------------------
                                          0.60% of the next $700 million, and
                                          -------------------------------------------
                                          -------------------------------------------
                                          0.58% of the average annual net assets in
                                          excess of $1.5 billion.
                                          -------------------------------------------

Based on average annual net assets of the respective Fund.

      The management fee for QMAB Fund for the twelve months ended March 31,
2003 was 0.95% of the average annual net assets for each class of shares.
The management fee for MS Fund for the twelve months ended March 31, 2003 was
0.72% of the average annual net assets for each class of shares.  The 12b-1 distribution plans for both Funds were substantially similar.

--------------------------------------------------------------------------
                         QMAB           MS Fund      Combined Pro Forma
03/31/03                Class A         Class A            Class A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Management Fee           0.95%           0.72%              0.72%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
12b-1 Fees              0.02%1           0.20%              0.20%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Other Expenses           0.64%           0.20%              0.20%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Total Expenses           1.61%           1.12%              1.12%
--------------------------------------------------------------------------
"Other Expenses" include transfer agent fees and custodial, accounting and legal expenses the Funds pay.  This chart is for illustrative purposes only.
1.    Class A shares 12b-1 fee is not the full 25 basis points due to monies invested by OppenheimerFunds, Inc.

      The net  assets  under  management  for MS Fund on March  31,  2003 were
$586,315,488,  as compared to  $6,383,174  for QMAB Fund.  Effective  upon the
Closing  of the  Reorganization,  the  management  fee  rate  for MS  Fund  is expected to be 0.72% of average annual net assets based on combined  assets of the Funds as of March 31,  2003.  Additionally,  the "Other  Expenses"  of the
surviving  Fund are  expected  to be less than the  "Other  Expenses"  of QMAB
Fund.

      For  a  detailed  description  of  each  Fund's  investment   management
agreement,   see  the  section  below   entitled   "Comparison  of  Investment
Objectives  and  Policies  - How  do  the  Account  Features  and  Shareholder
Services for the Funds Compare?"

      Transfer  Agency and Custody  Services - Both Funds receive  shareholder accounting and other clerical services from  OppenheimerFunds  Services in its capacity as transfer  agent and dividend  paying  agent.  It acts on an annual per  account  fee  basis for both  Funds.  The  terms of the  transfer  agency agreement for both Funds are substantially similar.

      Citibank,  N.A., located at 111 Wall Street, New York, NY 10005, acts as custodian of the  securities  and other  assets of QMAB Fund.  JP Morgan Chase
Bank,  located  at 4 Chase  Metro Tech  Center,  Brooklyn,  NY 11245,  acts as custodian of the securities and other assets of MS Fund.

      Distribution   Services  -  OppenheimerFunds   Distributor,   Inc.  (the
"Distributor")  acts  as the  principal  underwriter  in a  continuous  public offering  of shares of both  Funds,  but is not  obligated  to sell a specific number of shares.  Both Funds have  adopted  distribution  and  service  plans under Rule 12b-1 of the Investment  Company Act for their Class A shares.  The
12b-1 fees for Class A shares of both QMAB Fund and MS Fund are  service  plan fees  which are a maximum  of 0.25% of  average  annual  net assets of Class A shares.  The 12b-1  fees for Class B, Class C and Class N shares of both Funds are  Distribution  and Service plan fees which  include a service fee of 0.25%
of average annual net assets and an  asset-based  sales charge for Class B and
Class C shares of 0.75% and an  asset-based  sales charge of 0.25% for Class N shares of the average annual net assets.

      For  a  detailed   description   of  each  Fund's   distribution-related
services,  see the section below titled  "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

      Purchases, Redemptions,  Exchanges and other Shareholder Services - Both
Funds have nearly the same  requirements  and  restrictions in connection with purchases,  redemptions  and exchanges,  except that QMAB Fund is only offered for sale to  retirement  plans.  In  addition,  each Fund also offers the same
types  of   shareholder   services.   More  detailed   information   regarding
purchases, redemptions,  exchanges and shareholder services can be found below in the section below titled "Comparison of Investment  Objectives and Policies
- How  do  the  Account  Features  and  Shareholder  Services  for  the  Funds
Compare?"

      Dividends and  Distributions - QMAB Fund declares  dividends  separately for each class of shares from net  investment  income  annually and pays those dividends to  shareholders  in December on a date selected by the Board of the
Fund.  MS Fund  declares  dividends  separately  for each class of shares from net  investment  income on a quarterly  basis in March,  June,  September  and
December on a date  selected by the Board of the Fund.  Both Funds may realize capital  gains on the sale of  portfolio  securities.  If they do,  they  will make  distributions  out of any  short-term  or  long-term  capital  gains  in
December of each year.

      For a  detailed  description  of each  Fund's  policy on  dividends  and distributions,  see the section entitled "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

  WHAT ARE THE PRINCIPAL RISKS OF AN INVESTMENT IN QMAB FUND AND MS FUND?

      As with most  investments,  investments in MS Fund and QMAB Fund involve risks.  There can be no guarantee  against loss  resulting  from an investment in either Fund,  nor can there be any assurance  that either Fund will achieve its  investment  objective.  The risks  associated  with an investment in each
Fund are  similar.  Because  both Funds  invest in  stocks,  the value of each
Fund's  portfolio  will be affected  by changes in the stock  markets in which they  invest.  The  prices  of  individual  stocks do not all move in the same direction  uniformly  at the same time and the  volatility  of their prices at times may be great.  A  particular  company's  stock price can be affected by, among other things,  a poor earnings report,  loss of major  customers,  major
litigation  against  the  company,   or  changes  in  government   regulations
affecting  the  company or its  industry.  Both  Funds also  invest in foreign securities  which may be subject to  special  risks.  The change in value of a foreign  currency against the U.S. dollar will affect the U.S. dollar value of securities  denominated  in  that  foreign  currency.  The  value  of  foreign investments  may be  affected  by  change  in  control  regulations,  currency devaluation,  expropriation or nationalization of a company's assets,  foreign taxes, delays in settlement of transactions,  changes in governmental economic or monetary  policy in the U.S. or abroad,  or other  political  and  economic factors.

      In  addition,  both Funds  invest in debt  securities  whose  values are subject  to change  when  prevailing  interest  rates  change.  The  change in values may cause the Funds'  share  prices to go up or down.  Debt  securities are also  subject to credit  risk.  Credit risk is the risk that the issuer of a security  might not make interest and principal  payments on the security as they become due. If the issuer fails to pay  interest,  the Funds'  income may be  reduced,  and if the issuer  fails to repay  principal,  the value of that security and of the Funds' shares might fall.

      For more information about the risks of the Funds, see "What are the
Main Risks Associated with Investments in the Funds?" under the heading
"Comparison of Investment Objectives and Policies."

                        REASONS FOR THE REORGANIZATION

      At a meeting of the Board of Trustees of QMAB Fund held April 28, 2003, the Board considered whether to approve the proposed Reorganization and reviewed and discussed with the Manager and independent legal counsel the materials provided by the Manager relevant to the proposed Reorganization.
Included in the materials was information with respect to the Funds'
respective investment objectives and policies, management fees, distribution fees and other operating expenses, historical performance and asset size.

      The  Board  reviewed  information  demonstrating  that  QMAB  Fund  is a relatively  smaller  fund with  approximately  $6,383,174  in net assets as of
March  31,  2003.  The Board  anticipates  that QMAB  Fund's  assets  will not increase  substantially  in size in the near future.  In  comparison,  MS Fund had  approximately  $586.3  million in net assets as of March 31, 2003.  After the  Reorganization,  the shareholders of QMAB Fund would become  shareholders of a larger fund that is anticipated to have lower overall operating  expenses than QMAB  Fund.  There can be no  assurances  that lower  operating  expenses will continue into the future.  Economies of scale may benefit shareholders of
QMAB Fund.

      The Board  reviewed the  investment  objective of both Funds.  QMAB Fund seeks income and long-term  growth of capital,  while MS Fund seeks high total investment  return  consistent with  preservation of principal.  Additionally,
the  Board   considered  that  both  Funds  invest  in  a  variety  of  equity securities,  debt  securities  and money market  instruments.  The Board noted
that each Fund is designed for long-term  investors and each generally invests in a  mix  of  stocks,  debt  securities  and  money  market  securities.  The investment  strategies and policies are in general  similar,  though there are some  differences  noted  below under "How do the  investment  policies of the
Funds compare."

      The Board noted that MS Fund's  management  fee is currently  lower than that of QMAB Fund. The Board also  considered  that MS Fund's  performance has been better than that of QMAB Fund.

      The Board also considered  that the procedures for purchases,  exchanges and  redemptions  of shares of both Funds are very similar and that both Funds offer the same investor services and options.

      The  Board   also   considered   the  terms   and   conditions   of  the
Reorganization,  including  that  there  would be no sales  charge  imposed in effecting the  Reorganization  and that the Reorganization is expected to be a tax-free  reorganization.  The Board concluded that QMAB Fund's  participation in the transaction is in the best interests of the Fund and its  shareholders, notwithstanding  that the lower  pro  forma  expenses  of the  combined  funds
(relative to QMAB Fund) and the historically  better performance of MS Fund is subject to change, and that the Reorganization  would not result in a dilution of the interests of existing shareholders of QMAB Fund.

      After  consideration  of the above  factors,  and such other factors and information as the Board of QMAB Fund deemed  relevant,  the Board,  including the Trustees who are not  "interested  persons" (as defined in the  Investment
Company Act) of either QMAB Fund or the Manager (the "Independent  Trustees"),
unanimously  approved the Reorganization and the Reorganization  Agreement and
voted to recommend its approval to the shareholders of QMAB Fund.

      The Board of MS Fund also determined that the  Reorganization was in the best  interests  of MS Fund and its  shareholders  and that no dilution  would result  to  those  shareholders.  MS  Fund  shareholders  do not  vote  on the
Reorganization.  The Board of MS Fund,  including  the  Independent  Trustees, unanimously approved the Reorganization and the Reorganization Agreement.

      For the  reasons  discussed  above,  the Board,  on behalf of QMAB Fund, recommends  that you vote FOR the  Reorganization  Agreement.  If shareholders of QMAB Fund do not approve the Reorganization  Agreement,  the Reorganization will not take place.

                     INFORMATION ABOUT THE REORGANIZATION

            This  is  only  a   summary   of  the   material   terms   of  the
            Reorganization  Agreement.  You  should  read the  actual  form of
            Reorganization Agreement.  It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

      If the shareholders of QMAB Fund approve the  Reorganization  Agreement, the  Reorganization  will take place after various conditions are satisfied by
QMAB Fund and MS Fund,  including delivery of certain  documents.  The Closing
Date is presently  scheduled for  September 5, 2003 and the Valuation  Date is presently scheduled for September 4, 2003.

      If shareholders of QMAB Fund approve the Reorganization  Agreement, QMAB
Fund  will  deliver  to MS Fund  substantially  all of its net  assets  on the closing  date.  In exchange,  shareholders  of QMAB Fund will receive Class A,
Class B,  Class C and Class N MS Fund  shares  that have a value  equal to the dollar value of the assets  delivered by QMAB Fund to MS Fund.  Class Y shares of QMAB  Fund  were  liquidated  prior to the  merger.  QMAB Fund will then be liquidated and its  outstanding  shares will be cancelled.  The stock transfer books of QMAB Fund will  permanently be closed at the close of business on the
Valuation  Date. Only  redemption  requests  received by the Transfer Agent in proper form on or before the close of business on the  Valuation  Date will be fulfilled by QMAB Fund.  Redemption  requests received after that time will be considered requests to redeem shares of MS Fund.

      Shareholders  of QMAB Fund who vote their  Class A, Class B, Class C and
Class N shares in favor of the  Reorganization  will be  electing in effect to redeem  their  shares of QMAB Fund at net asset value on the  Valuation  Date, after QMAB Fund subtracts a cash reserve,  and reinvests the proceeds in Class
A,  Class B,  Class C and Class N shares of MS Fund at net  asset  value.  The cash reserve is that amount retained by QMAB Fund, which is deemed  sufficient in the  discretion  of the Board for the  payment  of the  Fund's  outstanding debts,  taxes,  and expenses of liquidation.  The cash reserve will consist of approximately  $16,000 cash.  This amount of cash reserve are reflected in the pro  forma  presentation  of NAV.  MS Fund is not  assuming  any debts of QMAB
Fund  except  debts for  unsettled  securities  transactions  and  outstanding dividend and  redemption  checks.  Any debts paid out of the cash reserve will be those debts,  taxes or expenses of liquidation  incurred by QMAB Fund on or before the Closing Date.  QMAB Fund will recognize  capital gains or losses on any  sales of  portfolio  securities  made  prior to the  Reorganization.  The sales  contemplated  in  the  Reorganization  are  anticipated  to be  in  the ordinary course of business of QMAB Fund's activities.

      Under the  Reorganization  Agreement,  within one year after the Closing
Date,  QMAB Fund shall:  (a) either pay or make provision for all of its debts and taxes;  and (b)  either  (i)  transfer  any  remaining  amount of the cash reserve to MS Fund,  if such  remaining  amount is not  material  (as  defined below) or (ii)  distribute such remaining  amount to the  shareholders of QMAB
Fund who were  shareholders on the Valuation Date. The remaining  amount shall be deemed to be material if the amount to be distributed,  after deducting the estimated  expenses of the distribution,  equals or exceeds one cent per share of the  number of QMAB Fund  shares  outstanding  on the  Valuation  Date.  In order to qualify for this rebate,  it is not necessary  for a  shareholder  of
QMAB Fund to continue to hold shares of the combined  entity after the Closing
Date.  If the cash  reserve  is  insufficient  to satisfy  any of QMAB  Fund's liabilities,  the Manager will assume  responsibility for any such unsatisfied liability.  Within one year after the Closing  Date,  QMAB Fund will  complete its liquidation.

      Under the Reorganization Agreement, either QMAB Fund or MS Fund may abandon and terminate the Reorganization Agreement for any reason and there shall be no liability for damages or other recourse available to the other
Fund, provided, however, that in the event that one of the Funds terminates this Agreement without reasonable cause, it shall, upon demand, reimburse the other Fund for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

      To the  extent  permitted  by law,  the  Funds  may  agree to amend  the
Reorganization  Agreement without  shareholder  approval.  They may also agree to  terminate  and  abandon the  Reorganization  at any time before or, to the extent permitted by law, after the approval of shareholders of QMAB Fund.

Who Will Pay the Expenses of the Reorganization?

      The cost of printing  and mailing  the proxies and this  Prospectus  and
Proxy  Statement will be borne by QMAB Fund.  Those printing costs and mailing costs are  estimated  to be $7,791 and  $11,046  respectively.  The Funds will bear  the  cost of  their  respective  tax  opinions.  Any  documents  such as existing  prospectuses  or  annual  reports  that are  included  in the  proxy mailing or at a  shareholder's  request will be a cost of the Fund issuing the
document.    Any   other   out-of-pocket    expenses   associated   with   the
Reorganization  will be paid by the  Funds in the  amounts  incurred  by each.
The  approximate  cost of the  Reorganization  is $38,591  for QMAB Fund,  and
$11,500 for MS Fund.

What are the Tax Consequences of the Reorganization?

     The Reorganization is intended to qualify as a tax-free  reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended.  Based on certain assumptions and representations  received from QMAB Fund and MS Fund,  it is expected to be the opinion of Deloitte  &
Touche LLP, tax advisor to QMAB Fund,  that  shareholders  of QMAB Fund will not recognize  any gain or loss for federal  income tax  purposes as a result of the exchange of their shares for shares of MS Fund, and that shareholders of MS Fund will not recognize any gain or loss upon receipt of QMAB Fund's assets.  If this type of tax opinion is not  forthcoming  by the Closing Date, the Fund may still choose  to go  forward  with  the  reorganization,  pending  re-solicitation  of shareholders and shareholder approval. In addition,  neither Fund is expected to recognize a gain or loss as a result of the Reorganization.

      Immediately prior to the Valuation Date, QMAB Fund will pay a dividend which will have the effect of distributing to QMAB Fund's shareholders all of
QMAB Fund's net investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carry-forward). Such dividends will be included in the taxable income of QMAB Fund's shareholders as ordinary income and capital gain, respectively.

      You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances.  You should also consult your tax advisor as to state and local and other tax consequences, if any, of the Reorganization because this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C and Class N shares of MS
Fund?

      The rights of  shareholders  of both Funds are  substantially  the same.
Both Funds are organized as Massachusetts  business  trusts.  The Declarations of Trust and By-Laws are  substantially  similar with respect to rights voting for the  election  of  Trustees,  and rights  for  mergers,  liquidations  and distributions,  and  redemptions.  Shareholders  of MS Fund have voting rights that are greater on certain  significant  matters  that  shareholders  of QMAB
Fund do not  have.  Class A,  Class B,  Class C and  Class N shares of MS Fund will be distributed to  shareholders  of Class A, Class B, Class C and Class N shares of QMAB Fund,  respectively,  in  connection  with the  Reorganization.
Class Y shares of QMAB Fund were  liquidated  prior to the merger.  Each share will be fully paid and nonassessable  when issued,  will have no preemptive or conversion  rights  and will be  transferable  on the  books of MS Fund.  Each
Fund's  Declaration of Trust contains an express  disclaimer of shareholder or
Trustee   liability   for   the   Fund's   obligations,   and   provides   for
indemnification  and  reimbursement  of expenses  out of its  property for any shareholder held personally  liable for its obligations.  Neither Fund permits cumulative  voting.  The shares of MS Fund will be recorded  electronically in each  shareholder's  account.  MS Fund will then send a  confirmation  to each
shareholder.   Shareholders   of  Class  A  shares   of  QMAB   Fund   holding
certificates  representing  their  shares will not be  required  to  surrender their  certificates in connection  with the  Reorganization.  However,  former
Class A shareholders  of QMAB Fund whose shares are represented by outstanding share  certificates  will not be allowed to redeem,  transfer or pledge  class shares of MS Fund they receive in the  Reorganization  until the  certificates for the  exchanged  QMAB  Fund  have  been  returned  to the  Transfer  Agent.
Shareholders  of Class B,  Class C, Class N and Class Y shares of QMAB Fund do not  have  certificates  representing  their  shares.  Their  shares  will  be cancelled.

      Like QMAB  Fund,  MS Fund does not  routinely  hold  annual  shareholder meetings.

               COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

                  This section describes key investment  policies of QMAB Fund and MS  Fund,  and  certain  noteworthy  differences  between  the investment  objectives  and  policies  of  the  two  Funds.  For a complete  description of MS Fund's investment  policies and risks,
            please   review  its   prospectus   and  Statement  of  Additional
            Information  dated November 22, 2002.  That prospectus is attached to this Prospectus and Proxy Statement as an enclosure.

                  Are   there  any   significant   differences   between   the
            investment objectives and strategies of the Funds?

      In considering  whether to approve the  Reorganization,  shareholders of
QMAB Fund should consider the differences in investment  objectives,  policies and risks of the Funds.  Further information about MS Fund is set forth in its
Prospectus,  which  accompanies  this  Prospectus  and Proxy  Statement and is incorporated herein by reference.  Additional  information about both Funds is set forth in their respective Statements of Additional  Information and Annual
Reports,  which may be  obtained  upon  request  to the  Transfer  Agent.  See
"Information about QMAB Fund" and "Information about MS Fund."

      QMAB Fund's investment objective is to seek income and long-term growth of capital and MS Fund's investment objective is to seek high total investment return consistent with preservation of principal.

What are the Main Risks Associated with an Investment in the Funds?

      Like  all  investments,  an  investment  in both of the  Funds  involves risk.  There is no  assurance  that  either  Fund  will  meet  its  investment
objective.   The   achievement   of  the  Funds'  goals  depends  upon  market
conditions,   generally,   and  on  the  portfolio  manager's  analytical  and
portfolio  management  skills. The risks described below collectively form the risk  profiles  of  the  Funds,  and  can  affect  the  value  of  the  Funds'
investments,   investment   performance  and  prices  per  share.   Particular
investments  and  investment  strategies  also have  risks.  There is also the risk that poor  securities  selection  by the Manager  will cause the Funds to underperform  other funds  having a similar  objective.  These risks mean that you can lose money by investing  in either Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.

How Do the Investment Policies of the Funds Compare?

      In selecting  securities for MS Fund, MS Fund's  portfolio  managers use different  investment  styles to carry out an asset  allocation  strategy that seeks broad  diversification  across asset classes.  They normally  maintain a balanced  mix of stocks,  debt  securities  and cash,  although MS Fund has no
requirements  to  weight  the  portfolio   holdings  in  a  fixed  proportion.
Therefore,  the  portfolio's  mix of equity and debt  securities and cash will
change  over  time  as  the  portfolio   managers  seek  relative  values  and
opportunities in different asset classes.

      Because  the goal of total  return  looks for an increase in the overall portfolio  value from a  combination  of capital  growth and  income,  MS Fund invests in stocks mainly for their capital appreciation  potential and in debt securities  for  income.  The income  from debt  securities  and money  market instruments  can also help the Fund preserve  principal when stock markets are volatile.

      The  portfolio  managers  of MS Fund employ  both  "growth"  and "value"
styles in selecting stocks.  They employ  fundamental  analysis of a company's
financial  statements  and  management   structure,   operations  and  product
development,  as well as the  industry  of which the  company  is part.  Value investing  seeks stocks that are  temporarily  out of favor or  undervalued in the market by various  measures,  such as the  stock's  price/earnings  ratio.
Growth  investing  seeks stocks that the manager  believes have  possibilities for increases in stock price  because of strong  earnings  growth  compared to the market,  the  development  of new products or services or other  favorable economic factors.

      In selecting  securities for QMAB Fund, QMAB Fund's  portfolio  managers use a  quantitative  model.  They  manage  the stock  portion  of QMAB  Fund's portfolio  using  behavioral  finance  models  to  search  for  securities  of companies  believed to be underpriced,  while  maintaining a risk profile like the Standard & Poor's 500 Composite Stock Price Index.

      The portfolio  managers  allocate QMAB Fund's  investments  among equity and debt  securities  after  assessing the relative  values of these different types of investments under prevailing market  conditions.  The portfolio might hold stocks,  bonds and money market  instruments in different  proportions at different  times.  While  stocks  and other  equity  securities  are  normally emphasized to seek growth of capital,  the portfolio  managers might buy bonds and other  fixed-income  securities,  instead of stocks,  when they think that
(1) common  stocks in general  appear to be  overvalued,  (2) debt  securities offer meaningful  capital growth  opportunities  relative to common stocks, or
(3) it is  desirable  to  maintain  liquidity  pending  investment  in  equity securities to seek capital growth opportunities.

      Each  Fund  attempts  to  reduce  their  exposure  to  market  risks  by diversifying  their  investments that is, by not holding a substantial  amount of stock of any one company and by not  investing  too great a  percentage  of the Funds' assets in any one company.  Neither Fund  concentrates  25% or more of its assets in  investments  in any one  industry.  Both Funds can invest in companies  in any  particular  capitalization  range;  however  both Funds are primarily  invested in  large-cap  ($9 billion to $25  billion)  and  mega-cap
(above $25 billion) stocks.

      Other  Equity  Securities.  While  MS  Fund  emphasizes  investments  in common  stocks,  it can also buy  preferred  stocks,  warrants and  securities convertible  into  common  stock,  which may be  subject  to credit  risks and interest  rate risks.  QMAB Fund  invests in other equity  securities  such as non-convertible preferred stocks and securities convertible into common stock.

      Illiquid  and  Restricted   Securities.   Investments  may  be  illiquid
because  they do not have an active  trading  market,  making it  difficult to value them or dispose of them  promptly at an acceptable  price.  A restricted security  is one that has a  contractual  restriction  on its  resale or which cannot be sold publicly  until it is registered  under the  Securities  Act of
1933.  MS Fund will not invest  more than 10% of its net assets in illiquid or restricted  securities.  QMAB  Fund will not  invest  more than 15% of its net assets in illiquid of restricted  securities.  Certain  restricted  securities that are eligible for resale to qualified institutional  purchasers may not be subject to those  limits.  The  Manager or  respective  Adviser or  Subadviser monitors  holdings of illiquid  securities  on an ongoing  basis to  determine whether to sell any holdings to maintain adequate liquidity.

      Foreign  Investing.  QMAB Fund may invest up to 15% of its total  assets in  foreign  equity  securities  and up to 20% of its  total  assets  in  debt securities of foreign issuers.

      MS  Fund  can  buy  securities  in  any  country,   including  developed
countries  and  emerging  markets.  MS Fund has no limits on the amount of its assets  that can be  invested  in foreign  securities;  however,  it  normally expects  to invest  not more than 50% of its  assets  in  foreign  securities.
While foreign securities may offer special investment opportunities,  they are subject to special risks that can reduce the Fund's share prices and returns.

      Special Risks of Emerging Markets.  QMAB Fund and MS Fund can invest in emerging markets. Securities in emerging and developing markets present risks not found in more mature markets.  Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe, Canada,
Australia, New Zealand and Japan.  There may be less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays.  They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments.  Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.
Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.  These investments may be very speculative.

      Derivative  Investments.  Both Funds can invest in a number of different kinds of "derivative"  investments.  In general terms, a derivative investment is an  investment  contract  whose value  depends on (or is derived  from) the value  of an  underlying  asset,  interest  rate or  index.  Options,  futures contracts,  structured notes such as indexed securities or inverse securities, collateralized  mortgage  obligations  ("CMOs")  and hedging  instruments  are
"derivative  instruments"  QMAB Fund can use.  Options,  futures contracts and other hedging  instruments  may be considered  derivative  investments  for MS
Fund.  In  addition  to using  derivatives  for  hedging,  QMAB Fund might use other  derivative  investments  because they offer the potential for increased income and principal  value.  MS Fund might use other  derivative  investments because they offer the potential for  increased  value.  QMAB Fund and MS Fund are not required to use derivative investments in seeking their objectives.

      Derivatives  have risks.  If the issuer of the  derivative  does not pay the amount due,  the Funds can lose money on the  investment.  The  underlying security or investment on which the  derivative is based,  and the  derivative itself,  might not  perform  the way the Manager of MS Fund and the Adviser or
Subadviser  of QMAB Fund  expected it to perform.  As a result of these risks, both Funds could  realize less  principal or income from the  investment  than expected or their hedge might be  unsuccessful.  If that  happens,  the Funds'
share  prices could fall.  Certain  derivative  investments  held by the Funds may be illiquid.

      For QMAB Fund,  certain types of investments or trading strategies (such as  borrowing  money to increase the amount of  investment)  may be subject to leverage  risk.  This means a relatively  small market  movement may result in large changes in the value of an  investment.  Certain  investments or trading strategies that involve  leverage can result in losses that greatly exceed the amount  originally  invested.  Derivatives  may be difficult or  impossible to sell at the time that the  seller  would  like or at the price that the seller believes the security is currently worth.

      Hedging.  Both Funds can buy and sell  futures  contracts,  put and call options  and  forward  contracts.  These  are  all  referred  to  as  "hedging instruments."  The Funds are not required to use hedging  instruments  to seek their  objectives.  The Funds have limits on their use of hedging and types of hedging  instruments  that  can be used,  and do not use them for  speculative purposes.  Some  of  these  strategies  could  be  used to  hedge  the  Funds'
portfolio  against  price  fluctuations.  Other  hedging  strategies,  such as buying  futures and call options,  could  increase the Funds'  exposure to the securities  market.  Forward  contracts  can be used to try to manage  foreign currency risks on both Funds' foreign investments.

      There are also special risks in particular hedging strategies.  Options trading involves the payment of premiums, has special tax effects on the
Funds and can increase portfolio turnover.  If the Adviser or Sub-Adviser for
QMAB Fund and the Manager for MS Fund use a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might fail and the strategy could reduce the Funds' return. Both Funds could also experience losses if the prices of their futures and options positions are not correlated with their other investments or if they could not close out a position because of an illiquid market.

      Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the Funds traded  their  portfolio  securities  during their last fiscal year.
Both  Funds can engage in  short-term  trading  to  achieve  their  objective.
Increased  portfolio  turnover affects  brokerage costs the Funds pay. If QMAB
Fund  realizes  capital  gains  when  it  sells  its  portfolio   investments,
generally   it  must  pay  out  those   gains  to   shareholders,   increasing
non-retirement plan or non-IRA or non-education  savings account shareholders'
taxable  distributions.  If MS Fund  realizes  capital gains when it sells its portfolio investments,  generally it must pay out those gains to shareholders, increasing their taxable distributions.

      Investing  in Small,  Unseasoned  Companies.  Both  Funds can  invest in securities of small,  unseasoned companies.  These companies that have been in operation  for less than  three (3) years,  including  the  operations  of any predecessors.  Securities  of these  companies may be subject to volatility in their  prices.  They may have a limited  trading  market,  which may adversely affect  the  Funds'  ability  to  dispose of them and can reduce the price the
Funds might be able to obtain for them.  Other  investors  that own a security issued by a small,  unseasoned  issuer for which  there is  limited  liquidity might trade the  security  when the Funds are  attempting  to dispose of their holdings  of that  security.  In that  case the  Funds  might  receive a lower price for their  holdings  than might  otherwise be  obtained.  These are more speculative  securities and can increase the Funds' overall  portfolio  risks.
MS Fund  does not  intend to  invest  more than 5% of its net  assets in these securities.

      Repurchase  Agreements.  Both Funds can  acquire  securities  subject to repurchase agreements.  In a repurchase transaction,  the Funds buy a security from, and  simultaneously  resell it to, an approved vendor for delivery on an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit requirements set by the Funds' Adviser from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the  resale  typically  occurs  within  one to  five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Funds' limits on holding  illiquid  investments.  QMAB Fund and
MS Fund will not enter into a repurchase  agreement  that causes more than 15%
and  10%,  respectively,  of  each  of  their  net  assets  to be  subject  to repurchase  agreements  having a maturity  beyond seven (7) days.  There is no limit on the amount of MS Fund's net assets that may be subject to  repurchase agreements having maturities of seven days or less.

      Loans of Portfolio  Securities.  To raise cash for  liquidity  purposes,
MS Fund can lend its portfolio securities to brokers,  dealers and other types of  financial  institutions  approved by the Fund's  Board of  Trustees.  As a fundamental policy,  these loans are limited to not more than 25% of the value of MS Fund's  total  assets.  MS Fund  currently  does not intend to engage in loans of  securities,  but if it does so, such loans will not likely exceed 5%
of the Fund's total assets.

      There are some risks in  connection  with  securities  lending.  MS Fund might experience a delay in receiving additional  collateral to secure a loan, or a delay in  recovery of the loaned  securities  if the  borrower  defaults.
The Fund must receive collateral for a loan.

      When  MS  Fund  lends  securities,  it  receives  amounts  equal  to the dividends or interest on loaned  securities.  It also  receives one or more of
(a) negotiated loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with such loan collateral.  Any of these types of interest  may be shared with the  borrower.
MS Fund may also pay reasonable  finder's,  custodian and administrative  fees in  connection  with  these  loans.  The terms of the  Fund's  loans must meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five (5) days'  notice or in time to vote on
any  important  matter.   QMAB  Fund  is  not  authorized  to  lend  portfolio
securities.

      Temporary  Defensive  and  Interim  Investments.  In times of adverse or unstable market,  economic or political  conditions,  both Funds can invest up
to  100%  of  their  assets  in  temporary  defensive   investments  that  are
inconsistent with the Funds' principal  investment  strategies.  For QMAB Fund they  would be cash  equivalents  (such as  commercial  paper),  money  market
instruments,   short-term  debt  securities,   U.S.   government   securities,
repurchase  agreements  and purchase  and sales  contracts  and could  include other  investment  grade debt  securities and  short-term  securities for cash management  purposes.  For MS Fund,  they  would be  high-quality,  short-term money market  instruments,  such as U.S. government  securities,  highly rated
commercial  paper,  short-term  corporate  debt  obligations,   or  repurchase
agreements.  MS Fund might also hold these  types of  securities  pending  the investment of proceeds from the sale of Fund's shares or portfolio  securities or to meet  anticipated  redemptions  of Fund shares.  To the extent the Funds
invest  in  these   securities,   they  might  not  achieve  their  investment
objective.

What are the fundamental investment restrictions of the Funds?

      Both QMAB Fund and MS Fund have certain additional investment restrictions that are fundamental policies, changeable only by shareholder approval.  Both Funds' investment objectives are also fundamental policies.
Generally, these investment restrictions are similar between the Funds and are discussed below:

         |_|      Neither Fund can buy securities  issued or guaranteed by any one issuer if more than 5% of their  total  assets  would be invested in  securities of that issuer or if they would then own more than 10%
         of that issuer's voting securities.  That restriction  applies to 75%
         of each Fund's total  assets.  The limit does not apply to securities
         issued  by  the  U.S.   government   or  any  of  its   agencies   or
         instrumentalities,  and in the case of QMAB Fund, securities of other investment companies.

      |_|   Neither  Fund can  invest  in  physical  commodities  or  physical commodity  contracts.  However,  the Funds  can buy and sell  hedging instruments  to  the  extent  specified  in  their  Prospectuses  and
         Statements of  Additional  Information  from time to time.  The Funds
         can  also  buy  and  sell  options,  futures,   securities  or  other
         instruments  backed  by, or the  investment  return  from  which,  is linked to changes in the price of, physical commodities.
|_|   MS Fund cannot  lend money.  However,  it can buy debt  securities  that its investment  policies and restrictions  permit it to purchase.  MS
         Fund  may  also  lend  its  portfolio   securities   subject  to  the
         restrictions  stated in its  Prospectus  and  Statement of Additional
         Information and can enter into repurchase agreements.

|_|   QMAB Fund cannot make loans  except (a) through  lending of  securities,
         (b) through the purchase of debt instruments,  loan participations or similar evidences of indebtedness,  (c) through an inter-fund lending program  with other  affiliated  funds,  and (d)  through  repurchase agreements.

      |_|   Neither Fund can concentrate  investments.  That means they cannot invest  25% or more of their  total  assets in  companies  in any one industry.  For MS  Fund,  obligations  of the  U.S.  government,  its agencies and  instrumentalities  are not  considered to be part of an
         "industry" for purposes of this restriction.

      |_|   Neither  Fund can  underwrite  securities  of other  companies.  A permitted  exception  is in case they are  deemed to be  underwriters under the Securities  Act of 1933 when reselling any securities  held in their own portfolio.

|_|   Neither  Fund can invest in real estate or in  interests in real estate.
         For MS Fund,  this includes  futures  contracts.  However,  QMAB Fund may purchase readily-marketable  securities of companies holding real estate  or  interests  in real  estate.  MS Fund  may  purchase  debt securities secured by real estate or interests in real estate.

|_|   Neither Fund can issue "senior  securities."  However,  that restriction does not  prohibit  the Funds  from  borrowing  money  subject to the provisions set forth in their  Statements of Additional  Information, or from  entering  into  margin,  collateral  or escrow  arrangements permitted by their other investment policies.

|_|   QMAB Fund cannot  borrow  money in excess of 33 1/3% of the value of its total assets.  QMAB Fund may borrow only from banks and/or affiliated investment  companies.  With respect to this fundamental policy, QMAB
         Fund can  borrow  only if it  maintains  a 300%  ratio of  assets  to borrowings  at all times in the  manner  set forth in the  Investment
         Company Act.  MS Fund does not have such a fundamental restriction.
      |_|         MS Fund cannot  borrow money in excess of 5% of the value of its total  assets.  It can borrow  only as a  temporary  measure  for extraordinary or emergency purposes.
      |_|               MS Fund cannot invest in the securities  issued by any
         company for the purpose of acquiring  control or  management  of that
         company,   except  in  connection  with  a  merger,   reorganization,
         consolidation or acquisition of assets.  QMAB Fund does not have such a fundamental investment restriction.
      |_|         MS Fund cannot  invest in or hold  securities  of any issuer if  officers  and  Trustees  of MS Fund or the  Manager  individually beneficially  own  more  than  1/2 of 1% of the  securities  of  that issuer  and  together  own  more  than 5% of the  securities  of that issuer.  QMAB  Fund  does  not  have  such a  fundamental  investment restriction.
      |_|               MS Fund  cannot buy  securities  on  margin.  However,
         this  does not  prohibit  MS Fund  from  making  margin  deposits  in connection  with any of the hedging  instruments  permitted by any of its  other  investment  policies.  QMAB  Fund  does not  have  such a fundamental investment restriction.
      MS Fund  cannot  mortgage,  hypothecate  or pledge  any of its assets to secure a debt.  However,  the escrow  arrangements in connection with hedging  instruments  are  not  considered  to  involve  a  mortgage, hypothecation  or pledge.  QMAB Fund does not have such a fundamental investment restriction.

How do the Account Features and Shareholder Services for the Funds Compare?

      Investment  Management - Pursuant to each investment advisory agreement, the Manager  acts as the  investment  advisor  for both Funds.  For QMAB Fund, the Manager has retained Prudential  Investment  Management,  the Sub-Advisor,
to provide  day-to-day  portfolio  management for QMAB Fund. The  sub-advisory fee is paid by the Manager out of its  management  fee.  Under the  Investment
Advisory  Agreement for MS Fund and under the  Subadvisory  Agreement for QMAB
Fund,  the Manager,  Adviser,  or SubAdviser is authorized and directed to (i)
regularly  provide  investment  advice and  recommendations  to each Fund with respect to the Fund's  investments,  investment  policies and the purchase and sale of  securities  and other  investments;  (ii)  supervise  and monitor the investment  program  of each  Fund and the  composition  of its  portfolio  to determine what securities and other  investments shall be purchased or sold by the Fund; and (iii)

 arrange for the purchase of securities  and other  investments  for each Fund and the sale of securities and other  investments held in the portfolio of the
Fund.

      The investment  advisory  agreements state that the Manager will provide administrative  services for the Funds,  including compilation and maintenance of records,  preparation and filing of reports required by the SEC, reports to shareholders,  and composition of proxy statements and registration statements required by Federal and state  securities  laws. The  administrative  services to be provided by the Manager under the investment  advisory agreement will be at its own expense.

      Expenses  not  expressly  assumed  by  the  Manager  under  each  Fund's advisory  agreement  or by the  Distributor  under the  General  Distributor's
Agreement  are paid by the Funds.  The  investment  advisory  agreements  list examples of expenses paid by the Funds,  the major  categories of which relate to interest,  taxes,  brokerage commissions,  fees to certain Trustees,  legal and audit  expenses,  custodian and transfer  agent  expenses,  share issuance costs,  certain printing and registration  costs and  non-recurring  expenses, including litigation costs.

      Both  investment  advisory  agreements  generally  provide  that  in the
absence  of  willful   misfeasance,   bad  faith,   gross  negligence  in  the
performance of its duties or reckless  disregard of its obligations and duties under the  investment  advisory  agreement,  the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection  with any  matters  to which the  agreement(s)  relate.  The  agreements  permit the
Manager  to  act  as  investment  advisor  for  any  other  person,   firm  or
corporation.  Pursuant to each agreement,  the Manager is permitted to use the name "Oppenheimer" in connection with other investment  companies for which it may act as  investment  advisor or general  distributor.  If the Manager shall no longer act as  investment  advisor to the Funds,  the Manager may  withdraw the right of the Funds to use the name "Oppenheimer" as part of their names.

      The Manager is controlled by  Oppenheimer  Acquisition  Corp., a holding company  owned  in part by  senior  officers  of the  Manager  and  ultimately controlled  by  Massachusetts  Mutual Life  Insurance  Company,  a mutual life insurance  company that also advises  pension plans and investment  companies.
The Manager has been an investment  advisor  since  January 1960.  The Manager and its subsidiaries and controlled  affiliates managed more than $120 billion in assets as of March 31, 2003,  including other  Oppenheimer  funds with more than 7 million  shareholder  accounts.  The  Manager is located at 498 Seventh
Avenue,  New York, New York 10018.  OppenheimerFunds  Services,  a division of the Manager,  acts as transfer and shareholder  servicing agent and is paid an annual per account fee by each of QMAB Fund and MS Fund and for certain  other open-end funds managed by the Manager and its affiliates.

      Distribution  -  Pursuant  to  General  Distributor's  Agreements,   the
Distributor acts as principal  underwriter in a continuous  public offering of shares  of both  Funds,  but is not  obligated  to sell a  specific  number of shares.  Expenses normally  attributable to sales,  including  advertising and the cost of printing and mailing  prospectuses  other than those  furnished to existing  shareholders,  are borne by the  Distributor,  except  for those for which the  Distributor is paid under each Fund's Rule 12b-1  Distribution  and
Service Plan described below.

      The Service Plan  provides  for the  reimbursement  to  OppenheimerFunds
Distributor,  Inc. (the  "Distributor"),  for a portion of its costs  incurred in connection with the personal  service and maintenance of accounts that hold
Class A shares of the  respective  Funds.  Under  the  Class A Service  Plans, reimbursement  is made  quarterly  at an annual rate that may not exceed 0.25%
of the average  annual net assets of Class A shares of the  respective  Funds.
The  Distributor  currently  uses all of  those  fees to  compensate  dealers, brokers,  banks and  other  financial  institutions  quarterly  for  providing personal  service and  maintenance  of accounts of their  customers  that hold
Class A shares of the respective Funds.

      Both Funds have adopted  Distribution  and Service Plans and  Agreements under Rule 12b-1 of the Investment  Company Act for Class B, Class C and Class
N shares.  These plans  compensate the  Distributor for its services and costs in  connection  with the  distribution  of Class B, Class C and Class N shares and the personal service and maintenance of shareholder  accounts.  Under each
Class B and Class C Plan,  the Funds pay the  Distributor  a service fee at an annual  rate of 0.25% of average  annual net assets and an  asset-based  sales charge at an annual  rate of 0.75% of average  annual net  assets.  Under each
Class N Plan,  the Funds pay the  Distributor  a service fee at an annual rate of 0.25% of average  annual net assets and an  asset-based  sales charge at an annual  rate of 0.25% of  average  annual  net  assets.  All fee  amounts  are computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each Fund. The Distributor  uses all of the service fees to  compensate  dealers for providing  personal  services and maintenance  of  accounts  of their  customers  that hold shares of the Funds.
The  Class  B and  Class  N  asset-based  sales  charge  is  retained  by  the
Distributor.  After the first year,  the Class C  asset-based  sales charge is paid to the  broker-dealer as an ongoing  concession for shares that have been
outstanding  for  a  year  or  more.  The  terms  of  the  Funds'   respective
Distribution and Service Plans are substantially similar.

      Purchases and Redemptions - Both Funds are part of the OppenheimerFunds family of mutual funds. Shares of QMAB Fund are offered for sale only to retirement plans. The procedures for purchases, exchanges and redemptions of shares of the Funds are nearly identical; however, for QMAB Fund, not only can shares be redeemed by mail and telephone, but by wire as well.  Shares of either Fund may be exchanged for shares of the same class of other
Oppenheimer funds offering such shares.  Exchange privileges are subject to amendment or termination at any time.

      Both Funds have the same initial and subsequent minimum investment amounts for the purchase of shares. These amounts are $1,000 and $50, respectively. Both Funds have a maximum initial sales charge of 5.75% on
Class A shares for purchases of less than $25,000.  The sales charge of 5.75%
is reduced for purchases of Class A shares of $25,000 or more.  Investors who purchase $1 million or more of Class A shares pay no initial sales charge.
Class B shares of the Funds are sold without a front-end sales charge but investors will pay an annual asset-based sales charge.  If investors sell their shares within six years from the beginning of the calendar month of their purchase, they will normally pay a CDSC.  The CDSC begins at 5% for shares redeemed in the first year and declines to 1% in the sixth year and is eliminated after that.  Class C shares may be purchased without an initial sales charge, but investors will pay an annual asset-based sales charge, and if redeemed within 12 months of buying them, a CDSC of 1% will be deducted from the redemption proceeds. Class N shares (available only through certain retirement plans) are purchased without an initial sales charge, but investors will pay an annual asset-based sales charge, and if redeemed within
18 months of the retirement plan's first purchase of Class N shares, a CDSC of 1% may be deducted.

      Class A, Class B, Class C and Class N shares of MS Fund received in the
Reorganization will be issued at net asset value, without a sales charge and no CDSC will be imposed on any QMAB Fund shares exchanged for MS Fund shares as a result of the Reorganization.  However, any CDSC that applies to QMAB
Fund shares as of the date of the exchange will carry over to MS Fund shares received in the Reorganization.

      Shareholder  Services - Both Funds also offer the following  privileges:
(i) Right of  Accumulation,  (ii)  Letter of  Intent,  (iii)  reinvestment  of dividends  and  distributions  at  net  asset  value,  (iv)  net  asset  value purchases by certain  individuals and entities,  (v) Asset Builder  (automatic
investment)   Plans,   (vi)  Automatic   Withdrawal  and  Exchange  Plans  for
shareholders  who own  shares  of the Funds  valued  at $5,000 or more,  (vii)
AccountLink and PhoneLink arrangements,  (viii) exchanges of shares for shares of the same class of certain  other funds at net asset value,  (ix)  telephone and Internet redemption and exchange  privileges,  and (x) for QMAB Fund only, wire  redemptions  of fund  shares  (for a  fee).  All of  such  services  and privileges  are  subject  to  amendment  or  termination  at any  time and are subject to the terms of the Funds' respective prospectuses.

      Dividends and  Distributions - QMAB Fund declares  dividends  separately for each class of shares  from net  investment  income on an annual  basis and pays those  dividends to  shareholders  in December on a date  selected by the
Board of Trustees of the Fund. MS Fund declares dividends  separately for each class of shares  from net  investment  income on a  quarterly  basis in March,
June,  September  and December on a date  selected by the Board of Trustees of the Fund.  Dividends and the distributions  paid on Class A, Class B, Class C, and Class N shares may vary over time,  depending  on market  conditions,  the composition  of the Funds'  portfolios,  and expenses  borne by the particular class of shares.  Dividends  paid on Class A shares will  generally  be higher than  those  paid on Class B,  Class C and Class N shares.  That is because of the  effect of the  asset-based  sales  charge on Class B, Class C and Class N shares.  The Funds have no fixed  dividend rates and there can be no guarantee that either Fund will pay any dividends or distributions.

      Either Fund may realize capital gains on the sale of portfolio securities.  If either does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  The Funds may make supplemental distributions of dividends and capital gains following the end of their fiscal years.

                              VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

      The  affirmative  vote of the holders of a majority  of the  outstanding voting  securities  (as defined in the  Investment  Company  Act) of QMAB Fund voting  in the  aggregate  and  not by  class  is  necessary  to  approve  the
Reorganization  Agreement  and  the  transactions   contemplated  thereby.  As
defined  in  the  Investment  Company  Act,  the  vote  of a  majority  of the outstanding  shares  means  the  vote  of  (1)  67% or  more  of  QMAB  Fund's outstanding  shares  present at a meeting  if the  holders of more than 50% of the  outstanding  shares of the Fund are present or represented  by proxy;  or
(2) more than 50% of the Fund's  outstanding  shares,  whichever is less. Each shareholder  will  be  entitled  to  one  vote  for  each  full  share,  and a fractional  vote for each  fractional  share of QMAB Fund  held on the  Record
Date.  If  sufficient  votes to approve the  proposal  are not received by the date  of  the  Meeting,  the  Meeting  may  be  adjourned  to  permit  further solicitation  of  proxies.  The  holders of a majority  of shares  entitled to vote at the  Meeting  and  present  in  person  or by  proxy  (whether  or not sufficient to  constitute a quorum) may adjourn the Meeting to permit  further solicitation of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in three (3) different ways:
o     By mail, with the enclosed proxy card.
o     In person at the Meeting.
o     By telephone (please see the insert for instructions)

      A proxy card is, in essence,  a ballot.  If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the Reorganization Agreement.

      Votes may also be  recorded  by  telephone.  Shareholders  must  enter a
unique  control  number  found  on  their   respective  proxy  ballots  before
providing voting instructions by telephone.  After a shareholder  provides his
or  her  voting  instructions,   those  instructions  are  read  back  to  the
shareholder  and the shareholder  must confirm his or her voting  instructions before  disconnecting  the  telephone  call.  The  voting  procedures  used in connection with telephone  voting are designed to reasonably  authenticate the identity of  shareholders,  to permit  shareholders to authorize the voting of their shares in accordance with their  instructions  and to confirm that their instructions have been properly recorded.

Can I revoke my proxy?

      Yes.  You may revoke  your  proxy at any time  before it is voted by (i)
writing to the  Secretary of QMAB Fund at 6803 South  Tucson Way,  Centennial,
Colorado  80112 (if received in time to be acted  upon);  (ii)  attending  the
Meeting and voting in person;  or (iii)  signing and  returning a  later-dated proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

      The Board of  Trustees of QMAB Fund does not intend to bring any matters before the Meeting other than those  described in this proxy.  It is not aware of any other  matters to be  brought  before  the  Meeting  by others.  If any other  matters  legally  come before the  Meeting,  the proxy  ballots  confer discretionary  authority with respect to such matters, and it is the intention of the  persons  named  as  attorneys-in-fact  to  vote  proxies  to  vote  in accordance with their judgment in such matters.

Who is entitled to vote?

      Shareholders  of record of QMAB  Fund at the close of  business  on June
18, 2003 (the  "record  date") will be  entitled  to vote at the  Meeting.  On
June  18,  2003,  there  were  __________  outstanding  shares  of QMAB  Fund, consisting of __________ Class A shares, _________ Class B shares,  __________
Class C shares,  __________  Class N shares and _________  Class Y shares.  On
June 18, 2003, there were _________  outstanding shares of MS Fund, consisting of _________  Class A shares,  _________  Class B shares,  __________  Class C shares,  and __________  Class N shares.  Under  relevant  state law,  proxies representing  abstentions  and broker  non-votes will be included for purposes of  determining  whether a quorum is present at the  Meeting.  Shares owned of record by broker-dealers  for the benefit of their customers  ("street account shares") will be voted by the  broker-dealer  based on  instructions  received from its customers.  If no instructions  are received,  and the  broker-dealer does not have  discretionary  power to vote such street  account  shares under applicable  stock  exchange  rules,  the shares  represented  thereby  will be considered to be present at the Meeting for purposes of only  determining  the quorum  ("broker  non-votes").  Because  of the  need to  obtain a vote of the majority of the outstanding voting securities for the Reorganization  proposal to pass,  abstentions and broker non-votes will have the same effect as a vote
"against"  the  Proposal.  For purposes of the  Meeting,  a majority of shares outstanding  and entitled to vote,  present in person or represented by proxy, constitutes a quorum.  MS Fund shareholders do not vote on the Reorganization.

What other solicitations will be made?

      QMAB Fund will request  broker-dealer  firms,  custodians,  nominees and fiduciaries to forward proxy  material to the beneficial  owners of the shares of record,  and may reimburse them for their reasonable  expenses  incurred in connection  with such proxy  solicitation.  In  addition to  solicitations  by mail,  officers of QMAB Fund or officers  and  employees  of  OppenheimerFunds
Services,  without extra pay, may conduct additional  solicitations personally or by  telephone  or  telegraph.  Any  expenses so  incurred  will be borne by
OppenheimerFunds   Services.   Proxies  may  also  be  solicited  by  a  proxy
solicitation firm hired at QMAB Fund's expense.  If a proxy  solicitation firm is hired,  it is  anticipated  that the cost of engaging a proxy  solicitation firm  would not exceed  $17,000,  plus the  additional  costs  which  would be incurred in connection with contacting those  shareholders who have not voted, in the event of a need for resolicitation of votes.

Are there appraisal rights?

      No. Under the Investment  Company Act,  shareholders  do not have rights of  appraisal as a result of the  Reorganization.  Although  appraisal  rights are  unavailable,  you have the right to redeem your shares at net asset value until the Valuation Date for the  Reorganization.  After the closing date, you may redeem  your new MS Fund  shares or  exchange  them into shares of certain other funds in the  OppenheimerFunds  family of mutual  funds,  subject to the terms of the prospectuses of both funds.

                  INFORMATION ABOUT MULTIPLE STRATEGIES FUND

      Information  about MS Fund (File no.  811-3864) is included in MS Fund's
Prospectus dated November 22, 2002 as supplemented  January 31, 2003, which is attached to and  considered  a part of this  Prospectus  and Proxy  Statement.
Additional  information  about MS Fund is included in the Fund's  Statement of
Additional  Information  dated  November 30, 2002, and the Annual Report dated
September  30, 2002,  which have been filed with the SEC and are  incorporated herein  by  reference.  You may  request a free  copy of these  materials  and other  information  by  calling  1.800.708.7780  or by  writing  to MS Fund at
OppenheimerFunds  Services,  P.O. Box 5270,  Denver,  CO  80217-5270.  MS Fund
also files  proxy  materials,  reports and other  information  with the SEC in accordance with the informational  requirements of the Securities and Exchange
Act of 1934 and the Investment  Company Act. These  materials can be inspected and copied at: the SEC's Public  Reference  Room in Washington,  D.C.  (Phone:
1.202.942.8090)  or the  EDGAR  database  on the  SEC's  Internet  website  at
www.sec.gov.  Copies may be  obtained  upon  payment of a  duplicating  fee by electronic  request  at the SEC's  e-mail  address:  publicinfo@sec.gov  or by
                                                     ------------------
writing to the SEC's Public Reference Section, Washington, D.C.  20549-0102.

                  INFORMATION ABOUT QM ACTIVE BALANCED FUND

      Information  about QMAB Fund (File no.  811-10153)  is  included  in the current QMAB Fund  Prospectus.  This  document has been filed with the SEC and is incorporated  herein by reference.  Additional  information about QMAB Fund is also  included in the Fund's  Statement  of  Additional  Information  dated
March 28,  2003,  and the Annual  Report dated  November 30, 2002,  which have been  filed with the SEC and are  incorporated  herein by  reference.  You may request  free  copies  of these or other  documents  relating  to QMAB Fund by calling  1.800.708.7780 or by writing to OppenheimerFunds  Services,  P.O. Box
5270,  Denver,  CO  80217-5270.  Reports and other  information  filed by QMAB
Fund can be  inspected  and  copied  at: the SEC's  Public  Reference  Room in
www.sec.gov.  Copies may be  obtained  upon  payment of a  duplicating  fee by electronic  request  at the SEC's  e-mail  address:  publicinfo@sec.gov  or by
                                                     ------------------
writing to the SEC's Public Reference Section, Washington, D.C.  20549-0102.

                            PRINCIPAL SHAREHOLDERS

      As of June 18,  2003,  the  officers  and  Trustees  of QMAB Fund,  as a group,  owned less than 1% of the  outstanding  voting shares of QMAB Fund. As of June 18,  2003,  the only  persons who owned of record or was known by QMAB
Fund to own  beneficially  or of record 5% or more of any class of the  Fund's outstanding shares were as follows:

      5% Shareholder information will be updated
      ------------------------------------------

      As of June 18, 2003,  the officers and Trustees of MS Fund,  as a group, owned less than 1% of the  outstanding  voting  shares of MS Fund.  As of June
18, 2003,  the only persons who owned of record or was known by MS Fund to own beneficially  or of record 5% or more of any class of the  Fund's  outstanding shares were as follows:

      5% Shareholder information will be updated
      ------------------------------------------

By Order of the Board of Trustees

Robert G. Zack, Secretary
July 7, 2003

                Appendix to Prospectus and Proxy Statement of
                     Oppenheimer Multiple Strategies Fund

      Graphic  material  included in the  Prospectus of  Oppenheimer  Multiple
Strategies  Fund under the  heading  "Annual  Total  Returns  (Class A) (as of
12/31 each year)":

      A bar chart will be included  in the  Prospectus  of the Fund  depicting the annual total  returns of a  hypothetical  investment  in Class A shares of the Fund for its ten most  recent  calendar  years,  without  deducting  sales charges.  Set forth below are the relevant data points that will appear on the bar chart.

Calendar
--------
Year                                Oppenheimer Multiple Strategies Fund
----                                ------------------------------------
Ended                               Class A Shares
-----                               --------------

12/31/93                            16.30%
12/31/94                            -1.59%
12/31/95                            22.79%
12/31/96                            17.23%
12/31/97                            17.77%
12/31/98                              7.05%
12/31/99                              10.60%
12/31/00                              6.57%
12/31/01                              1.68%
12/31/02                            -10.60%

                Appendix to Prospectus and Proxy Statement of
             Oppenheimer Select Managers QM Active Balanced Fund

      Graphic  material  included  in the  Prospectus  of  Oppenheimer  Select
Managers QM Active  Balanced  Fund under the  heading  "Annual  Total  Returns
(Class A) (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for the calendar year ended 12/31/02, without deducting sales charges. Set forth below is the relevant data point that will appear on the bar chart.

Calendar
--------
Year                          Oppenheimer Select Managers QM Active Balanced
----                          -----------------------------------------------
                                    Fund
                                    ----
Ended                         Class A Shares
-----                         --------------

12/31/02                            -12.44%

                        EXHIBITS TO THE COMBINED PROXY
                           STATEMENT AND PROSPECTUS

Exhibit
-------

A  Agreement and Plan of Reorganization between Oppenheimer Select Managers
   QM Active Balanced Fund and Oppenheimer Multiple Strategies Fund

B  Principal Shareholders

                                                                     EXHIBIT A

                     AGREEMENT AND PLAN OF REORGANIZATION

      AGREEMENT  AND  PLAN OF  REORGANIZATION  (the  "Agreement")  dated as of
April 28, 2003 by and between  Oppenheimer  Select Managers QM Active Balanced
Fund ("QMAB Fund"),  a Massachusetts  business trust and Oppenheimer  Multiple
Strategies Fund ("MS Fund"), a Massachusetts business trust.

                                 W I T N E S S E T H:

      WHEREAS,  the  parties are each  open-end  investment  companies  of the management type; and

      WHEREAS,  the parties  hereto  desire to provide for the  reorganization pursuant  to  Section  368(a)(1)  of the  Internal  Revenue  Code of 1986,  as
amended  (the  "Code"),  of QMAB Fund  through the  acquisition  by MS Fund of substantially  all of the  assets  of QMAB  Fund in  exchange  for the  voting shares of  beneficial  interest  ("shares")  of Class A, Class B, Class C, and
Class  N  shares  of MS  Fund  and  the  assumption  by  MS  Fund  of  certain liabilities  of QMAB  Fund,  for which  Class A, Class B, Class C, and Class N shares  of MS  Fund  are to be  distributed  by  QMAB  Fund  pro  rata  to its shareholders  in complete  liquidation of QMAB Fund and complete  cancellation of its shares;

      NOW,   THEREFORE,   in  consideration  of  the  mutual  promises  herein
contained, the parties hereto agree as follows:

               1. The parties  hereto hereby adopt this  Agreement and Plan of
            Reorganization (the "Agreement")  pursuant to Section 368(a)(1) of the Code as follows:  The reorganization  will be comprised of the acquisition by MS Fund of substantially  all of the assets of QMAB
            Fund in  exchange  for  Class  A,  Class B,  Class C, and  Class N shares  of MS Fund  and  the  assumption  by MS  Fund  of  certain liabilities  of QMAB Fund,  followed by the  distribution  of such
            Class A,  Class B,  Class C, and  Class N shares of MS Fund to the
            Class A, Class B, Class C, and Class N  shareholders  of QMAB Fund in  exchange  for  their  Class A,  Class B,  Class C, and Class N shares  of QMAB  Fund,  all upon and  subject  to the terms of the
            Agreement  hereinafter set forth. Class Y shares of QMAB Fund will be redeemed prior to the merger.

      The share transfer books of QMAB Fund will be permanently  closed at the close of business on the  Valuation  Date (as  hereinafter  defined)  and only redemption  requests  received  in  proper  form on or prior  to the  close of business on the  Valuation  Date shall be fulfilled  by QMAB Fund;  redemption requests  received  by QMAB Fund after that date shall be treated as  requests for  the  redemption  of  the  shares  of MS  Fund  to be  distributed  to the shareholder in question as provided in Section 5 hereof.

2.    On the Closing Date (as hereinafter defined),  all of the assets of QMAB
Fund on that  date,  excluding  a cash  reserve  (the  "cash  reserve")  to be retained  by QMAB Fund  sufficient  in its  discretion  for the payment of the expenses of QMAB Fund's dissolution and its liabilities,  but not in excess of the amount  contemplated  by Section  10E,  shall be  delivered as provided in
Section 8 to MS Fund,  in exchange  for and  against  delivery to QMAB Fund on the Closing  Date of a number of Class A, Class B, Class C, and Class N shares of MS Fund,  having an  aggregate  net asset  value  equal to the value of the assets of QMAB Fund so transferred and delivered.

   3. The net asset  value of Class A, Class B, Class C, and Class N shares of
MS Fund and the value of the  assets of QMAB Fund to be  transferred  shall in each case be  determined  as of the close of  business  of The New York  Stock
Exchange on the Valuation  Date. The computation of the net asset value of the
Class A,  Class B,  Class C, and  Class N shares  of MS Fund and the  Class A,
Class B,  Class C, and Class N shares of QMAB Fund shall be done in the manner used by MS Fund and QMAB Fund,  respectively,  in the  computation of such net asset  value  per  share as set forth in their  respective  prospectuses.  The methods used by MS Fund in such computation  shall be applied to the valuation of the assets of QMAB Fund to be transferred to MS Fund.

QMAB Fund shall declare and pay,  immediately  prior to the Valuation  Date, a dividend or  dividends  which,  together  with all  previous  such dividends,  shall have the effect of  distributing  to QMAB Fund's shareholders all of QMAB Fund's investment  company taxable income for  taxable  years  ending  on  or  prior  to  the  Closing  Date
            (computed  without  regard to any  dividends  paid) and all of its net capital gain,  if any,  realized in taxable years ending on or prior to the Closing  Date (after  reduction  for any capital loss carry-forward).

   4.    The   closing   (the   "Closing")   shall  be  at  the   offices   of
OppenheimerFunds,  Inc. (the "Agent"),  6803 South Tucson Way, Centennial,  CO
80112,  on such time or such other place as the parties  may  designate  or as provided  below (the "Closing  Date").  The business day preceding the Closing
Date is herein referred to as the "Valuation Date."

In the event that on the  Valuation  Date  either  party has,  pursuant to the
            Investment  Company Act of 1940,  as amended (the  "Act"),  or any rule, regulation or order thereunder,  suspended the redemption of its shares or postponed payment therefore,  the Closing Date shall be  postponed  until  the first  business  day after the date when
            both  parties  have  ceased  such   suspension  or   postponement;
            provided,  however,  that if such suspension  shall continue for a period of 60 days beyond the Valuation  Date, then the other party to the  Agreement  shall be permitted to terminate  the  Agreement without liability to either party for such termination.

5.    In  conjunction  with the Closing,  QMAB Fund shall  distribute on a pro rata basis to the  shareholders of QMAB Fund as of the Valuation Date Class A,
Class B, Class C, and Class N shares of MS Fund  received  by QMAB Fund on the
Closing Date in exchange  for the assets of QMAB Fund in complete  liquidation of QMAB Fund;  for the  purpose of the  distribution  by QMAB Fund of Class A,
Class B, Class C, and Class N shares of MS Fund to QMAB  Fund's  shareholders,
MS Fund will promptly  cause its transfer  agent to: (a) credit an appropriate number  of Class A,  Class B,  Class C, and  Class N shares  of MS Fund on the books of MS Fund to each Class A,  Class B,  Class C, and Class N  shareholder of QMAB Fund in accordance with a list (the  "Shareholder  List") of QMAB Fund shareholders  received from QMAB Fund; and (b) confirm an  appropriate  number of Class A,  Class B,  Class C, and Class N shares of MS Fund to each Class A,
Class B,  Class C, and Class N  shareholder  of QMAB  Fund;  certificates  for
Class A shares of MS Fund  will be issued  upon  written  request  of a former shareholder  of QMAB Fund but only for whole shares,  with  fractional  shares credited  to the  name of the  shareholder  on the  books  of MS Fund and only after any share certificates for QMAB Fund are returned to the transfer agent.

The  Shareholder  List  shall  indicate,  as of the close of  business  on the
            Valuation  Date, the name and address of each  shareholder of QMAB
            Fund,  indicating  his or her share  balance.  QMAB Fund agrees to supply the Shareholder  List to MS Fund not later than the Closing
            Date.    Shareholders   of   QMAB   Fund   holding    certificates
            representing  their  shares  shall not be  required  to  surrender
            their    certificates   to   anyone   in   connection   with   the
            reorganization.  After  the  Closing  Date,  however,  it  will be necessary for such  shareholders to surrender  their  certificates in order to  redeem,  transfer  or  pledge  the  shares of MS Fund which they received.

   6. Within one year after the Closing  Date,  QMAB Fund shall (a) either pay or make  provision for payment of all of its  liabilities  and taxes,  and (b)
either (i) transfer any  remaining  amount of the cash reserve to MS Fund,  if such remaining  amount (as reduced by the estimated cost of distributing it to shareholders)  is not  material  (as defined  below) or (ii)  distribute  such remaining  amount  to the  shareholders  of QMAB Fund on the  Valuation  Date.
Such  remaining  amount  shall be deemed to be  material  if the  amount to be distributed,  after deduction of the estimated  expenses of the  distribution, equals  or  exceeds  one  cent  per  share  of QMAB  Fund  outstanding  on the
Valuation Date.

               7. Prior to the  Closing  Date,  there  shall  be  coordination between the  parties as to their  respective  portfolios  so that, after the Closing,  MS Fund will be in compliance  with all of its investment  policies and restrictions.  At the Closing,  QMAB Fund shall  deliver to MS Fund two copies of a list  setting  forth the securities  then owned by QMAB Fund.  Promptly  after the Closing,
            QMAB  Fund  shall  provide  to MS Fund a list  setting  forth  the respective federal income tax bases thereof.

8.    Portfolio  securities  or  written  evidence  acceptable  to MS  Fund of record  ownership  thereof by The  Depository  Trust  Company  or through  the
Federal  Reserve  Book Entry System or any other  depository  approved by QMAB
Fund  pursuant  to Rule 17f-4 and Rule 17f-5  under the Act shall be  endorsed
and  delivered,   or   transferred  by  appropriate   transfer  or  assignment
documents,  by QMAB Fund on the Closing Date to MS Fund, or at its  direction, to its  custodian  bank,  in proper form for transfer in such  condition as to constitute good delivery  thereof in accordance with the custom of brokers and shall be  accompanied  by all necessary  state  transfer  stamps,  if any. The cash delivered  shall be in the form of certified or bank cashiers'  checks or by bank wire or  intra-bank  transfer  payable to the order of MS Fund for the account  of MS Fund.  Class A, Class B, Class C, and Class N shares of MS Fund representing  the  number of Class A,  Class B, Class C, and Class N shares of
MS Fund being  delivered  against the assets of QMAB Fund,  registered  in the name of QMAB Fund,  shall be  transferred  to QMAB Fund on the  Closing  Date.
Such shares shall  thereupon be assigned by QMAB Fund to its  shareholders  so that the shares of MS Fund may be distributed as provided in Section 5.

      If, at the Closing Date, QMAB Fund is unable to make delivery under this Section 8 to MS Fund of any of its portfolio securities or cash for the reason that any of such securities purchased by QMAB Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or QMAB Fund's custodian, then the delivery requirements of this Section 8 with respect to said undelivered securities or cash will be waived and QMAB Fund will deliver to MS Fund by or on the
Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to MS Fund, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by MS Fund.
               9. MS  Fund  shall  not  assume  the  liabilities  (except  for portfolio  securities  purchased  which have not  settled  and for shareholder  redemption and dividend  checks  outstanding) of QMAB
            Fund,  but QMAB Fund will,  nevertheless,  use its best efforts to discharge all known liabilities,  so far as may be possible, prior to the  Closing  Date.  The  cost  of  printing  and  mailing  the proxies  and proxy  statements  will be borne by QMAB  Fund.  QMAB
            Fund  and MS Fund  will  bear the  cost of  their  respective  tax opinions.  Any documents such as existing  prospectuses  or annual reports  that are  included in that  mailing will be a cost of the
            Fund issuing the  document.  Any other  out-of-pocket  expenses of
            MS  Fund  and  QMAB  Fund  associated  with  this  reorganization, including legal,  accounting and transfer agent expenses,  will be borne by QMAB Fund and MS Fund,  respectively,  in the  amounts so incurred by each.

               10.
            The  obligations  of MS Fund  hereunder  shall be  subject  to the following conditions:

                  A.    The  Board  of   Trustees  of  QMAB  Fund  shall  have
            authorized  the execution of the Agreement,  and the  shareholders
            of  QMAB  Fund  shall  have   approved  the   Agreement   and  the
            transactions   contemplated  hereby,  and  QMAB  Fund  shall  have
            furnished  to  MS  Fund  copies  of  resolutions  to  that  effect certified  by the  Secretary  or the  Assistant  Secretary of QMAB
            Fund;   such   shareholder   approval   shall  have  been  by  the
            affirmative  vote  required  by  the  Massachusetts  Law  and  its charter  documents  at a  meeting  for  which  proxies  have  been solicited by the Proxy  Statement and Prospectus  (as  hereinafter defined).

      B. MS Fund shall have  received an opinion  dated as of the Closing Date from  counsel  to QMAB Fund,  to the  effect  that (i) QMAB Fund is a business trust duly organized,  validly existing and in good standing under the laws of the  State  of  Massachusetts  with  full  corporate  powers  to  carry on its business as then being  conducted and to enter into and perform the Agreement;
and (ii) that all action  necessary  to make the  Agreement,  according to its
terms,  valid,   binding  and  enforceable  on  QMAB  Fund  and  to  authorize effectively the transactions  contemplated by the Agreement have been taken by
QMAB Fund.  Massachusetts counsel may be relied upon for this opinion.

      C. The  representations  and  warranties of QMAB Fund  contained  herein shall be true and  correct at and as of the  Closing  Date,  and MS Fund shall have been furnished with a certificate of the President,  or a Vice President, or the Secretary or the Assistant  Secretary or the Treasurer or the Assistant
Treasurer of QMAB Fund, dated as of the Closing Date, to that effect.

D.    On the  Closing  Date,  QMAB  Fund  shall  have  furnished  to MS Fund a certificate  of the  Treasurer or  Assistant  Treasurer of QMAB Fund as to the
amount of the capital  loss  carry-over  and net  unrealized  appreciation  or depreciation, if any, with respect to QMAB Fund as of the Closing Date.

      E. The  cash  reserve  shall  not  exceed  10% of the  value  of the net assets,  nor 30% in value of the  gross  assets,  of QMAB Fund at the close of business on the Valuation Date.

F.    A  Registration  Statement  on Form  N-14  filed  by MS Fund  under  the
Securities Act of 1933, as amended (the "1933 Act"),  containing a preliminary form of the Proxy Statement and Prospectus,  shall have become effective under the 1933 Act.

      G. On the  Closing  Date,  MS Fund  shall have  received  a letter  from
Robert G. Zack or other senior  executive  officer of  OppenheimerFunds,  Inc.
acceptable  to MS Fund,  stating that nothing has come to his or her attention which in his or her judgment  would indicate that as of the Closing Date there were any material,  actual or contingent  liabilities of QMAB Fund arising out of  litigation  brought  against QMAB Fund or claims  asserted  against it, or pending  or to  the  best  of  his  or  her  knowledge  threatened  claims  or litigation  not  reflected  in  or  apparent  from  the  most  recent  audited financial  statements  and  footnotes  thereto  of QMAB Fund  delivered  to MS
Fund.  Such letter may also include  such  additional  statements  relating to
the  scope  of  the  review   conducted   by  such   person  and  his  or  her
responsibilities   and   liabilities  as  are  not   unreasonable   under  the
circumstances.

      H. MS Fund shall  have  received  an  opinion,  dated as of the  Closing
Date, of Deloitte & Touche LLP (or an appropriate  substitute tax expert),  to the same effect as the opinion contemplated by Section 11.E. of the Agreement.

I.    MS Fund shall have  received  at the  Closing  all of the assets of QMAB
Fund to be conveyed  hereunder,  which  assets  shall be free and clear of all
liens,   encumbrances,   security  interests,   restrictions  and  limitations
whatsoever.

               11.
            The  obligations  of QMAB Fund  hereunder  shall be subject to the following conditions:

      A. The Board of Trustees of MS Fund shall have  authorized the execution of the  Agreement,  and the  transactions  contemplated  thereby,  and MS Fund shall  have  furnished  to QMAB Fund  copies  of  resolutions  to that  effect certified by the Secretary or the Assistant Secretary of MS Fund.

      B. QMAB Fund's  shareholders  shall have  approved the Agreement and the transactions  contemplated  hereby,  by an  affirmative  vote  required by the
Massachusetts  Law  and  its  charter  documents  and  QMAB  Fund  shall  have furnished  MS Fund  copies of  resolutions  to that  effect  certified  by the
Secretary or an Assistant Secretary of QMAB Fund.

C.    QMAB Fund shall have  received an opinion  dated as of the Closing  Date from  counsel to MS Fund,  to the effect that (i) MS Fund is a business  trust duly  organized,  validly  existing and in good standing under the laws of the
Commonwealth  of  Massachusetts  with full powers to carry on its  business as then being  conducted  and to enter into and perform the  Agreement;  (ii) all actions  necessary  to make the  Agreement,  according  to its  terms,  valid, binding  and  enforceable  upon  MS  Fund  and to  authorize  effectively  the transactions  contemplated  by the Agreement  have been taken by MS Fund;  and
(iii) the shares of MS Fund to be issued  hereunder  are duly  authorized  and when issued will be validly issued,  fully-paid and non-assessable,  except as set forth under  "Shareholder and Trustee Liability" in MS Fund's Statement of
Additional  Information.  Massachusetts  counsel  may be relied  upon for this opinion.

      D. The  representations and warranties of MS Fund contained herein shall be true and  correct at and as of the Closing  Date,  and QMAB Fund shall have been furnished  with a certificate  of the President,  a Vice President or the
Secretary  or the  Assistant  Secretary  or  the  Treasurer  or the  Assistant
Treasurer of the Trust to that effect dated as of the Closing Date.

      E. QMAB Fund shall have  received an opinion of Deloitte & Touche LLP to the effect that the federal tax  consequences of the  transaction,  if carried out in the manner  outlined in the Agreement  and in accordance  with (i) QMAB
Fund's  representation  that  there is no plan or  intention  by any QMAB Fund shareholder  who owns 5% or more of QMAB Fund's  outstanding  shares,  and, to
QMAB Fund's best  knowledge,  there is no plan or intention on the part of the remaining  QMAB Fund  shareholders,  to redeem,  sell,  exchange or  otherwise dispose of a number of MS Fund shares received in the  transaction  that would reduce  QMAB Fund  shareholders'  ownership  of MS Fund  shares to a number of shares  having a value,  as of the Closing Date, of less than 50% of the value of all of the formerly  outstanding  QMAB Fund shares as of the same date, and
(ii)  the  representation  by each of QMAB  Fund and MS Fund  that,  as of the
Closing  Date,  QMAB Fund and MS Fund will  qualify  as  regulated  investment companies or will meet the  diversification  test of Section  368(a)(2)(F)(ii)
of the Code, will be as follows:

1.    The  transactions  contemplated  by  the  Agreement  will  qualify  as a tax-free  "reorganization"  within the  meaning of  Section  368(a)(1)  of the
Code, and under the regulations promulgated thereunder.

         2. QMAB  Fund  and  MS  Fund  will  each  qualify  as a  "party  to a reorganization" within the meaning of Section 368(b)(2) of the Code.

         3. No gain or loss will be  recognized  by the  shareholders  of QMAB
Fund upon the  distribution  of Class A,  Class B, Class C, and Class N shares of beneficial  interest in MS Fund to the  shareholders  of QMAB Fund pursuant to Section 354 of the Code.

         4. Under  Section  361(a)  of the  Code  no  gain  or  loss  will  be recognized  by QMAB Fund by reason of the  transfer of  substantially  all its assets in  exchange  for Class A,  Class B,  Class C, and Class N shares of MS
Fund.

         5. Under  Section 1032 of the Code no gain or loss will be recognized by MS Fund by reason  of the  transfer  of  substantially  all of QMAB  Fund's assets in  exchange  for Class A,  Class B,  Class C, and Class N shares of MS
Fund and MS Fund's assumption of certain liabilities of QMAB Fund.

         6. The  shareholders  of QMAB  Fund  will have the same tax basis and holding  period  for the  Class A,  Class B,  Class C, and  Class N shares  of beneficial  interest  in MS Fund that they  receive  as they had for QMAB Fund shares that they  previously  held,  pursuant to Section  358(a) and  1223(1), respectively, of the Code.

         7. The  securities  transferred by QMAB Fund to MS Fund will have the same tax  basis  and  holding  period  in the hands of MS Fund as they had for
QMAB Fund, pursuant to Section 362(b) and 1223(1), respectively, of the Code.

      F. The  cash  reserve  shall  not  exceed  10% of the  value  of the net assets,  nor 30% in value of the  gross  assets,  of QMAB Fund at the close of business on the Valuation Date.

      G. A  Registration  Statement  on Form N-14  filed by MS Fund  under the
1933  Act,   containing  a  preliminary   form  of  the  Proxy  Statement  and
Prospectus, shall have become effective under the 1933 Act.

      H. On the  Closing  Date,  QMAB Fund shall have  received a letter  from
Robert G. Zack or other senior  executive  officer of  OppenheimerFunds,  Inc.
acceptable  to  QMAB  Fund,  stating  that  nothing  has  come  to  his or her attention  which in his or her judgment  would indicate that as of the Closing
Date there were any  material,  actual or  contingent  liabilities  of MS Fund arising out of litigation  brought against MS Fund or claims asserted  against it, or pending or, to the best of his or her knowledge,  threatened  claims or litigation not reflected in or apparent by the most recent  audited  financial statements  and  footnotes  thereto of MS Fund  delivered  to QMAB Fund.  Such letter may also include such  additional  statements  relating to the scope of the  review  conducted  by such  person  and his or her  responsibilities  and liabilities as are not unreasonable under the circumstances.

I.    QMAB Fund  shall  acknowledge  receipt of the Class A, Class B, Class C,
Class N and Class Y shares of MS Fund.

               12.      QMAB Fund hereby represents and warrants that:

      A. The audited  financial  statements  of QMAB Fund as of  November  30,
2002  and  unaudited  financial  statements  as of  May  31,  2003  heretofore furnished  to MS Fund,  present  fairly  the  financial  position,  results of operations,  and  changes  in net  assets  of QMAB  Fund as of that  date,  in conformity with generally  accepted  accounting  principles applied on a basis consistent  with the  preceding  year;  and that from May 31, 2003 through the date hereof  there have not been,  and through the Closing Date there will not be, any material  adverse  change in the  business or  financial  condition of
QMAB Fund,  it being  agreed that a decrease in the size of QMAB Fund due to a diminution  in the value of its  portfolio  and/or  redemption  of its  shares shall not be considered a material adverse change;

B.    Contingent   upon  approval  of  the  Agreement  and  the   transactions
contemplated thereby by QMAB Fund's  shareholders,  QMAB Fund has authority to transfer  all of the  assets of QMAB Fund to be  conveyed  hereunder  free and clear  of  all  liens,  encumbrances,  security  interests,  restrictions  and limitations whatsoever;

C.    The Prospectus,  as amended and  supplemented,  contained in QMAB Fund's
Registration  Statement under the 1933 Act, as amended,  is true,  correct and complete,  conforms to the  requirements  of the 1933 Act and does not contain any  untrue  statement  of a material  fact or omit to state a  material  fact required to be stated therein or necessary to make the statements  therein not misleading.  The Registration  Statement,  as amended,  was, as of the date of the filing of the last Post-Effective  Amendment,  true, correct and complete, conformed to the  requirements  of the 1933 Act and did not contain any untrue statement of a material  fact or omit to state a material  fact required to be stated therein or necessary to make the statements therein not misleading;

      D. There  is no  material  contingent  liability  of  QMAB  Fund  and no material  claim and no material  legal,  administrative  or other  proceedings pending or, to the knowledge of QMAB Fund,  threatened  against QMAB Fund, not reflected in such Prospectus;

      E. Except  for  the   Agreement,   there  are  no   material   contracts
outstanding  to which QMAB Fund is a party  other than those  ordinary  in the conduct of its business;

      F. QMAB Fund is a Massachusetts  business trust duly organized,  validly existing and in good  standing  under the laws of the State of  Massachusetts;
and has all necessary  and material  Federal and state  authorizations  to own all of its assets and to carry on its  business  as now being  conducted;  and
QMAB Fund is duly registered under the Act and such  registration has not been rescinded or revoked and is in full force and effect;

      G. All federal  and other tax returns and reports of QMAB Fund  required by law to be filed have been filed,  and all federal and other taxes shown due on said returns and reports  have been paid or provision  shall have been made for the payment  thereof and to the best of the knowledge of QMAB Fund no such return is  currently  under audit and no  assessment  has been  asserted  with respect to such returns; and

      H. QMAB  Fund has  elected  that  QMAB Fund be  treated  as a  regulated investment company and, for each fiscal year of its operations,  QMAB Fund has met the  requirements  of  Subchapter  M of the  Code  for  qualification  and treatment  as a regulated  investment  company  and QMAB Fund  intends to meet such requirements with respect to its current taxable year.

13.   MS Fund hereby represents and warrants that:

A.    The audited  financial  statements  of MS Fund as of September  30, 2002 and unaudited financial  statements as of March 31, 2003 heretofore  furnished to QMAB Fund,  present fairly the financial  position,  results of operations, and  changes in net assets of MS Fund,  as of that date,  in  conformity  with generally  accepted  accounting  principles applied on a basis consistent with the  preceding  year;  and that from April 30,  2003  through  the date hereof there  have not been,  and  through  the  Closing  Date there will not be, any material  adverse  changes in the business or financial  condition of MS Fund, it  being  understood  that  a  decrease  in  the  size  of MS  Fund  due to a diminution  in the value of its  portfolio  and/or  redemption  of its  shares shall not be considered a material or adverse change;

B.    The  Prospectus,  as amended and  supplemented,  contained  in MS Fund's
Registration  Statement  under the 1933 Act, is true,  correct  and  complete, conforms to the  requirements  of the 1933 Act and does not contain any untrue statement of a material  fact or omit to state a material  fact required to be stated  therein or necessary to make the  statements  therein not  misleading.
The Registration  Statement,  as amended, was, as of the date of the filing of the last Post-Effective  Amendment,  true, correct and complete,  conformed to the  requirements of the 1933 Act and did not contain any untrue  statement of a  material  fact or omit to  state a  material  fact  required  to be  stated
therein or necessary to make the statements therein not misleading;

      C. Except for this Agreement,  there is no material contingent liability of MS Fund and no material  claim and no  material  legal,  administrative  or other proceedings pending or, to the knowledge of MS Fund,  threatened against
MS Fund, not reflected in such Prospectus;

      D. There are no  material  contracts  outstanding  to which MS Fund is a party other than those ordinary in the conduct of its business;

      E. MS Fund is a business trust duly organized,  validly  existing and in good standing under the laws of the  Commonwealth  of  Massachusetts;  MS Fund has all necessary  and material  federal and state  authorizations  to own all its  properties  and  assets  and to  carry  on  its  business  as  now  being conducted;  the Class A, Class B, Class C, and Class N shares of MS Fund which it issues to QMAB Fund  pursuant  to the  Agreement  will be duly  authorized, validly  issued,  fully-paid  and  non-assessable,  except as set forth  under
"Shareholder  &  Trustee  Liability"  in MS  Fund's  Statement  of  Additional
Information,  will conform to the description  thereof  contained in MS Fund's
Registration  Statement and will be duly registered  under the 1933 Act and in the states  where  registration  is required;  and MS Fund is duly  registered under the Act and such  registration  has not been revoked or rescinded and is in full force and effect;

      F. All federal and other tax returns and reports of MS Fund  required by law to be filed have been filed,  and all federal and other taxes shown due on said returns and reports have been paid or provision  shall have been made for the  payment  thereof  and to the best of the  knowledge  of MS Fund,  no such return is  currently  under audit and no  assessment  has been  asserted  with respect to such  returns and to the extent such tax  returns  with  respect to the  taxable  year of MS Fund ended  September  30,  2002 have not been filed, such  returns  will be filed when  required and the amount of tax shown as due thereon shall be paid when due;

      G. MS Fund has elected to be treated as a regulated  investment  company and, for each fiscal year of its operations,  MS Fund has met the requirements of  Subchapter M of the Code for  qualification  and  treatment as a regulated investment  company and MS Fund intends to meet such requirements with respect to its current taxable year;

                  H. MS Fund has no plan or  intention  (i) to  dispose of any of  the  assets  transferred  by  QMAB  Fund,  other  than  in the ordinary  course of business,  or (ii) to redeem or reacquire  any of the Class A, Class B, Class C, and Class N shares  issued by it in the  reorganization  other than  pursuant to valid  requests of shareholders; and

      I. After   consummation   of  the   transactions   contemplated  by  the
Agreement,  MS  Fund  intends  to  operate  its  business  in a  substantially unchanged manner.

   14.       Each  party  hereby  represents  to the  other  that no broker or finder  has  been  employed  by it  with  respect  to  the  Agreement  or  the transactions  contemplated  hereby. Each party also represents and warrants to the  other  that the  information  concerning  it in the Proxy  Statement  and
Prospectus will not as of its date contain any untrue  statement of a material fact or omit to state a fact  necessary to make the  statements  concerning it therein not  misleading and that the financial  statements  concerning it will present the  information  shown fairly in accordance  with generally  accepted accounting  principles  applied on a basis consistent with the preceding year.
Each party also  represents  and  warrants to the other that the  Agreement is valid,  binding  and  enforceable  in  accordance  with its terms and that the execution,  delivery and  performance  of the Agreement will not result in any violation of, or be in conflict with,  any provision of any charter,  by-laws, contract,  agreement,  judgment,  decree or order to which it is subject or to which it is a party.  MS Fund hereby  represents  to and  covenants  with QMAB
Fund that, if the reorganization  becomes  effective,  MS Fund will treat each shareholder  of QMAB Fund who received any of MS Fund's  shares as a result of the  reorganization  as having made the minimum initial  purchase of shares of
MS Fund  received by such  shareholder  for the  purpose of making  additional investments in shares of MS Fund,  regardless of the value of the shares of MS
Fund received.

   15.       MS Fund  agrees  that it will  prepare  and  file a  Registration
Statement  on Form N-14 under the 1933 Act which shall  contain a  preliminary form of proxy  statement  and  prospectus  contemplated  by Rule 145 under the
1933 Act. The final form of such proxy  statement  and  prospectus is referred to in the  Agreement  as the  "Proxy  Statement  and  Prospectus."  Each party agrees that it will use its best efforts to have such  Registration  Statement declared  effective  and to supply  such  information  concerning  itself  for inclusion  in the  Proxy  Statement  and  Prospectus  as may be  necessary  or desirable  in this  connection.  QMAB Fund  covenants  and agrees to liquidate and  dissolve  under the laws of the  State of  Massachusetts,  following  the
Closing,  and,  upon Closing,  to cause the  cancellation  of its  outstanding shares.

   16.       The  obligations  of the parties shall be subject to the right of either party to abandon and  terminate  the Agreement for any reason and there shall be no liability for damages or other  recourse  available to a party not so terminating  this Agreement,  provided,  however,  that in the event that a party shall terminate this Agreement  without  reasonable  cause, the party so terminating  shall,  upon demand,  reimburse the party not so terminating  for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

   17.       The  Agreement may be executed in several  counterparts,  each of which shall be deemed an original,  but all taken  together  shall  constitute one  Agreement.  The rights and  obligations  of each  party  pursuant  to the
Agreement shall not be assignable.

   18.       All prior or contemporaneous  agreements and  representations are merged into the Agreement,  which  constitutes the entire contract between the parties  hereto.  No  amendment or  modification  hereof shall be of any force and effect  unless in writing  and signed by the parties and no party shall be deemed to have waived any provision  herein for its benefit unless it executes a written acknowledgment of such waiver.

   19.      MS Fund  understands  that the  obligations of QMAB Fund under the
Agreement  are not  binding  upon any  Trustee  or  shareholder  of QMAB  Fund personally,  but  bind  only  QMAB  Fund  and QMAB  Fund's  property.  MS Fund represents  that it has notice of the  provisions of the  Declaration of Trust of QMAB  Fund  disclaiming  shareholder  and  trustee  liability  for  acts or obligations of QMAB Fund.

   20.      QMAB Fund  understands  that the  obligations of MS Fund under the
Agreement  are  not  binding  upon  any  trustee  or  shareholder  of MS  Fund personally,  but  bind  only  MS  Fund  and  MS  Fund's  property.  QMAB  Fund represents  that it has notice of the  provisions of the  Declaration of Trust of  MS  Fund  disclaiming  shareholder  and  trustee  liability  for  acts  or obligations of MS Fund.

IN  WITNESS  WHEREOF,  each of the  parties  has caused  the  Agreement  to be executed and attested by its officers  thereunto  duly  authorized on the date first set forth above.

                                          OPPENHEIMER SELECT MANAGERS QM
                                          ACTIVE BALANCED FUND

                                          By:   ______________________
                                                Robert G. Zack
                                                Vice President and Secretary

                                          OPPENHEIMER MULTIPLE STRATEGIES FUND

                                          By:   ______________________
                                                Robert G. Zack
                                                Secretary

                                                                     EXHIBIT B

                            PRINCIPAL SHAREHOLDERS

A.    Major  Shareholders  of MS Fund.  As of June 18, 2003,  the only persons who owned of record or who were known by MS Fund to own  beneficially 5% or more of any class of that Fund's outstanding  shares, and their holdings of that class as of that date, were the following:

                                    [TBS]

   B. Major  Shareholders  of QMAB Fund. As of June 18, 2003, the only persons who owned of record or who were known by QMAB Fund to own  beneficially  5%
   or more of any class of that Fund's outstanding  shares, and their holdings of that class as of that date, were the following:

                                    [TBS]

                     STATEMENT OF ADDITIONAL INFORMATION

                      TO PROSPECTUS AND PROXY STATEMENT

                                    PART B

                       Acquisition of the Assets of the
             OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

                     By and in exchange for Shares of the
                     OPPENHEIMER MULTIPLE STRATEGIES FUND

      This Statement of Additional  Information  to this  Prospectus and Proxy
Statement  (the  "SAI")  relates  specifically  to the  proposed  delivery  of substantially  all of the  assets of  Oppenheimer  Select  Managers  QM Active
Balanced  Fund ("QMAB  Fund") for shares of  Oppenheimer  Multiple  Strategies
Fund ("MS Fund").

      This SAI consists of this Cover Page and the  following  documents:  (i)
audited financial  statements for the 12-month period ended November 30, 2002, and financial  statements  (to be filed upon  availability)  for the six-month period ended May 31, 2003, respectively,  of QMAB Fund; (ii) audited financial statements  for the 12-month  period ended  September 30, 2002,  and financial statements for the six-month period ended March 31, 2003, respectively,  of MS
Fund;  (iii) the Prospectus of QMAB Fund dated March 28, 2003, as supplemented
May 7, 2003;  (iv) the Statement of Additional  Information of QMAB Fund dated
March 28, 2003;  and (iv) the Statement of Additional  Information  of MS Fund
dated November 30, 2002, as supplemented February 12, 2003.

      This SAI is not a  Prospectus;  you should read this SAI in  conjunction with the Prospectus and Proxy  Statement  dated July 7, 2003,  relating to the above-referenced  transaction.  You can request a copy of the  Prospectus  and
Proxy  Statement  by calling  1.800.708.7780  or by  writing  OppenheimerFunds
Services at P.O. Box 5270,  Denver,  Colorado  80217.  The date of this SAI is
July 7, 2003.

                     OPPENHEIMER MULTIPLE STRATEGIES FUND
                                  FORM N-14

                                    PART C

                              OTHER INFORMATION

Item 15.  Indemnification
-------------------------

      Reference is made to the provisions of Article  Seventh of  Registrant's
Amended  and  Restated  Declaration  of  Trust,  filed by  cross-reference  to
Exhibit  16(1) to this  Registration  Statement,  and  incorporated  herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

                              Item 16. Exhibits

         (1)            Amended  and  Restated   Declaration  of  Trust  dated
          3/6/97: Previously filed with Registrant's  Post-Effective Amendment
          No. 29 to Registrant's  registration statement,  (Reg. No. 2-86903),
          11/24/97, and incorporated herein by reference.

(2)   Amended  and  Restated  By-Laws  dated  6/4/98:  Previously  filed  with
      Registrant's   Post-Effective   Amendment   No.   32   to   Registrant's
      registration  statement,  (Reg. No. 2-86903),  1/29/99, and incorporated herein by reference.

(3)   N/A

(4)   Agreement  and Plan of  Reorganization:  See  Exhibit A to Part A of the
      Registration Statement:  Filed herewith.

         (5)   (i)      Specimen Class A Share  Certificate:  Previously filed
          with  Registrant's  Post-Effective  Amendment No. 37 to Registrant's
          Registration   Statement,   (Reg.  No.   2-86903),   11/21/02,   and
          incorporated herein by reference.

          (ii) Specimen  Class  B Share  Certificate:  Previously  filed  with
          Registrant's   Post-Effective   Amendment  No.  37  to  Registrant's
          Registration   Statement,   (Reg.  No.   2-86903),   11/21/02,   and
          incorporated herein by reference.

          (iii)Specimen  Class  C Share  Certificate:  Previously  filed  with
          Registrant's   Post-Effective   Amendment  No.  37  to  Registrant's
          Registration   Statement,   (Reg.  No.   2-86903),   11/21/02,   and
          incorporated herein by reference.

          (iv)  Specimen  Class N Share  Certificate:  Previously  filed  with
          Registrant's  Post  Effective   Amendment  No.  37  to  Registrant's
          Registration   Statement,   (Reg.  No.   2-86903),   11/21/02,   and
          incorporated herein by reference.

(6)   (i) Amended and Restated  Investment  Advisory Agreement dated 12/11/97:
      Previously filed with  Registrant's  Post-Effective  Amendment No. 30 to
      Registrant's  Registration  Statement (Reg. No. 2-86903),  1/22/98,  and
      incorporated herein by reference.

         (7)            (i) General  Distributor's  Agreement  dated 12/10/92:
          Previously filed with Registrant's  Post-Effective  Amendment No. 15
          to  Registrant's   Registration   Statement,   (Reg.  No.  2-86903),
          4/19/93, refiled with Registrant's  Post-Effective Amendment No. 20,
          3/2/95,  pursuant  to Item 102 of  Regulation  S-T and  incorporated herein by reference.

      (ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iii)  Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (v)  Form of Trust Company Fund/SERV Purchase Agreement of
      OppenheimerFunds Distributor, Inc.: Previously filed with
      Post-Effective Amendment No. 45 to the Registration Statement of
      Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
      incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
      Distributor, Inc.: Previously filed with Post-Effective Amendment No.
      45 to the Registration Statement of Oppenheimer High Yield Fund (Reg.
      No. 2-62076), 10/26/01, and incorporated herein by reference.

(8)   Form    of    Deferred     Compensation    Plans    for    Disinterested
Trustees/Directors:

      (i)  Amended and Reinstated Retirement Plan for Non-Interested Trustees
      or Directors dated 8/9/01: Previously filed with Post-Effective
      Amendment No. 34 to the Registration Statement of Oppenheimer Gold &
      Special Minerals Fund (Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

      (ii)   Form   of   Deferred    Compensation   Plan   for   Disinterested
      Trustees/Directors:  Previously filed with Post-Effective  Amendment No.
      26 to the Registration  Statement of Oppenheimer Gold & Special Minerals
      Fund (Reg. No. 2-82590), 10/28/98, and incorporated herein by reference.

(9)   Global Custody  Agreement  dated August 16, 2002 between  Registrant and
      JP Morgan Chase Bank:  Previously  filed with  Post-Effective  Amendment
      No. 9 to the Registration  Statement of Oppenheimer  International  Bond
      Fund  (Reg.  No.  33-58383),   11/21/02,   and  incorporated  herein  by
      reference.

         (10)           (i) Amended and Restated  Service  Plan and  Agreement
          for  Class  A  shares   dated   4/11/02:   Previously   filed   with
          Registrant's   Post-Effective   Amendment  No.  37  to  Registrant's
          Registration   Statement   (Reg.   No.   2-86903),   11/21/02,   and
          incorporated herein by reference.

    (ii)  Distribution  and  Service  Plan and  Agreement  for  Class B shares
    dated  2/12/98:   Previously   filed  with   Registrant's   Post-Effective
    Amendment  No.  30  to  Registrant's   Registration  Statement  (Reg.  No.
    2-86903), 1/22/98, and incorporated herein by reference.

      (iii)  Distribution  and Service Plan and  Agreement  for Class C shares
    dated  2/12/98:   Previously   filed  with   Registrant's   Post-Effective
    Amendment  No.  30  to  Registrant's   Registration  Statement  (Reg.  No.
    2-86903), 1/22/98, and incorporated herein by reference.

      (iv)  Distribution  and Service  Plan and  Agreement  for Class N shares
    dated  10/12/00:   Previously  filed  with   Registrant's   Post-Effective
    Amendment  No.  37  to  Registrant's   Registration  Statement  (Reg.  No.
    2-86903), 11/21/02, and incorporated herein by reference.

(11)  Opinion  and Consent of Counsel:  Opinion of Mayer,  Brown,  Rowe & Maw:
      Filed herewith.

(12)  Tax  Opinion  Relating  to the  Reorganization:  Draft  Tax  Opinion  of
      Deloitte and Touche LLP: Filed herewith.

(13)  N/A.

(14)  (i)  Consent of Deloitte and Touche LLP: To be filed by Amendment.

      (ii) Consent of KPMG LLP: To be filed by Amendment.

(15)  N/A.

(16)  (i)  Powers  of  Attorney  for  all   Trustees/Directors  and  Principal
      Officers  except  for  Joel W.  Motley  and  John V.  Murphy  (including
      Certified  Board  Resolutions):   Previously  filed  with  Pre-Effective
      Amendment No. 1 to the  Registration  Statement of Oppenheimer  Emerging
      Growth Fund (Reg. No. 333-44176),  10/5/00,  and incorporated  herein by reference.

      (ii)  Power of  Attorney  for John  Murphy  (including  Certified  Board
      Resolution):  Previously filed with  Post-Effective  Amendment No. 41 to the Registration  Statement of Oppenheimer  U.S.  Government Trust (Reg.
      No. 2-76645), 10/22/01, and incorporated herein by reference.

      (iii) Power of Attorney for Joel W. Motley  (including  Certified  Board
      Resolution):  Previously  filed with  Post-Effective  Amendment No. 8 to the Registration  Statement of Oppenheimer  International  Small Company
      Fund (Reg. 333-31537), 10/22/02, and incorporated herein by reference.

Item 17.  Undertakings
----------------------

(1)   N/A.

(2)   N/A.

(3) The undersigned  registrant agrees to file a final tax opinion relating to the Reorganization within a reasonable time within the Closing Date.

(4) Insofar as  indemnification  for liability  arising  under the  Securities
   Act of  1933  may be  permitted  to  directors,  officers  and  controlling persons  of  the  registrant  pursuant  to  the  foregoing  provisions,  or otherwise,  the  registrant  has been  advised  that in the  opinion of the
   Securities and Exchange  Commission such  indemnification is against public policy as expressed  in the Act and is,  therefore,  unenforceable.  In the event that a claim for  indemnification  against  such  liabilities  (other than the  payment  by the  registrant  of  expenses  incurred  or paid by a
   director,   officer  or  controlling   person  of  the  registrant  in  the
   successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling  person in connection with the securities being  registered,  the  registrant  will,  unless  in the  opinion  of its counsel the matter has been settled by controlling  precedent,  submit to a
   court   of   appropriate    jurisdiction    the   question   whether   such
   indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 19 day of June 2003.

                        OPPENHEIMER MULTIPLE STRATEGIES FUND

                        By:  /s/  John V. Murphy*
                         -------------------------------------------
                        John V. Murphy, President,
                        Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

Signatures                         Title                    Date
----------                         -----                    ----

/s/ Clayton K. Yeutter*       Chairman of the               June 19, 2003
----------------------------- Board of Trustees
Clayton K. Yeutter

/s/ Donald W. Spiro*          Vice Chairman of the          June 19, 2003
----------------------------- Board and Trustee
Donald W. Spiro

/s/ John V. Murphy *          President, Principal          June 19, 2003
------------------------------Executive Officer
John V. Murphy                and Trustee

/s/ Brian W. Wixted*          Treasurer, Principal          June 19, 2003
------------------------------Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Trustee                       June 19, 2003
----------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths      Trustee                       June 19, 2003
---------------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*        Trustee                       June 19, 2003
---------------------------------
Benjamin Lipstein

/s/ Joel W. Motley*           Trustee                       June 19, 2003
---------------------------------
Joel W. Motley

/s/ Elizabeth B. Moynihan*    Trustee                       June 19, 2003
---------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*       Trustee                       June 19, 2003
---------------------------------
Kenneth A. Randall

/s/ Edward V. Regan*          Trustee                       June 19, 2003
---------------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Trustee                       June 19, 2003
---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack                                     June 19, 2003
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                     OPPENHEIMER MULTIPLE STRATEGIES FUND

                                    EXHIBIT INDEX

Exhibit No.                         Description
-----------                         -----------

16(11)                  Opinion and Consent of Counsel

16(12)   Draft Tax Opinion Relating to Reorganization